Nationwide Variable Insurance Trust

NVIT Multi-Manager Large Cap Value Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager Large Cap Value Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager Large Cap Value Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager Large Cap Value Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

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Section 1    NVIT Multi-Manager Large Cap Value Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a value style of investing. In other words, the Fund seeks companies whose stock price may not reflect the company’s value. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of large-cap companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase return or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

The Fund consists of three sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP and Deutsche Asset Management as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in large-cap securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Pursuant to a Manager-of-Managers Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers may have limits as to the amount of assets that the subadviser will manage.

The three sleeves are each managed as follows:

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (“GSAM”) – seeks to identify quality businesses selling at compelling valuations through intensive, firsthand fundamental research. Business quality, conservative valuation, and thoughtful portfolio construction are the key elements to GSAM’s value approach. GSAM believes that businesses represent compelling value when market uncertainty exists and/or their economic value is not recognized by the market. GSAM believes that businesses exhibiting quality have sustainable operating or competitive advantages, excellent stewardship of capital, the capability to earn above their cost of capital, and/or strong or improving balance sheets and cash flow.

WELLINGTON MANAGEMENT COMPANY, LLP (“WELLINGTON”) – seeks to outperform the Fund’s benchmark index over time. Wellington uses a contrarian approach, investing in solid companies whose current fundamentals and stock prices are depressed relative to their longer-term expectations. Investment decisions are based on bottom-up, fundamental research to take advantage of short- and intermediate-term price dislocations to purchase good companies with attractive long-term growth prospects at significant discounts to long-term fair value.

DEUTSCHE ASSET MANAGEMENT (“DEUTSCHE”) – uses quantitative techniques to select stocks of companies that have been sound historically but which are temporarily out of favor. Deutsche then compares these stocks to other companies within the same industry group, based on current and historical data, including but not limited to measures of how expensive a stock is, earnings growth potential and market sentiment. Deutsche believes that this enables its portfolio managers to assign expected levels of return to those stocks. Next, the portfolio managers use a quantitative model to build a portfolio of stocks from these rankings that they believe provides the appropriate balance between risk and expected return.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or

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Section 1    NVIT Multi-Manager Large Cap Value Fund (cont.)

that a stock judged to be undervalued may actually be appropriately priced.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Multi-manager risk — while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.27%	0.27%	0.12%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.92%	1.17%	0.77%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.15%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I Shares	$94	$293

Class II Shares	$119	$372

Class Y Shares	$79	$246

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Section 1    NVIT Multi-Manager Large Cap Value Fund (cont.)

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (“GSAM”) is subadviser for a portion of the Fund. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.

WELLINGTON MANAGEMENT COMPANY, LLP (“WELLINGTON”) is subadviser for a portion of the Fund. Wellington, a Massachusetts limited liability partnership, is located at 75 State Street, Boston, Massachusetts 02109.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC., doing business as DEUTSCHE ASSET MANAGEMENT (“DEUTSCHE”) is subadviser for a portion of the Fund. Deutsche is located at 345 Park Avenue, New York, New York 10154. Deutsche is an indirect, wholly-owned subsidiary of Deutsche Bank AG.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.65%, based on the Fund’s average daily net assets. NFA pays each subadviser from the management fee it receives.

PORTFOLIO MANAGEMENT

GSAM

The sleeve of the Fund that is subadvised by GSAM is managed by a team of fifteen portfolio managers that is organized by industry. The individuals listed below include, but are not limited to, those with responsibility for making investment decisions for the Fund.

Eileen Rominger is a Managing Director and Chief Investment Officer of GSAM. She joined GSAM as a portfolio manager and Chief Investment Officer of GSAM’s Value Team in August 1999.

Dolores Bamford, CFA, is a Managing Director of GSAM. She joined GSAM as a portfolio manager for GSAM’s Value Team in April 2002.

David L. Berdon is a Vice President of GSAM. He joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.

Andrew Braun is a Managing Director of GSAM. He joined GSAM in July 1993 as a mutual fund product development analyst. From January 1997 to April 2001 Mr. Braun was a research analyst on the GSAM Value Team and became a portfolio manager in May 2001.

Scott Carroll, CFA, is a Vice President of GSAM. He joined GSAM as a portfolio manager for the GSAM Value Team in May 2002.

Sean Gallagher is a Managing Director of GSAM. He joined GSAM as a research analyst for the GSAM Value Team in May 2000 and became a portfolio manager in December 2001.

Wellington

David W. Palmer, CFA, Vice President and Equity Portfolio Manager at Wellington, joined the firm as an investment professional in 1998. Mr. Palmer has been the portfolio manager of the Fund since its inception (2008).

David R. Fassnacht, CFA, Senior Vice President and Equity Portfolio Manager at Wellington, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the Fund since its inception (2008).

James N. Mordy, CFA, Senior Vice President and Equity Portfolio Manager at Wellington, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the Fund since its inception (2008).

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Section 1    NVIT Multi-Manager Large Cap Value Fund (cont.)

Deutsche

The sleeve of the Fund that is subadvised by Deutsche is managed by a team of investment professionals. Each portfolio manager on the team has authority over all aspects of the sleeve’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the Fund’s sleeve:

Julie Abbett is Director and senior portfolio manager for Active Quantitative Equity: New York. She joined Deutsche in 2000, and received a BA from the University of Connecticut.

Jin Chen, CFA, is Director and senior portfolio manager for Active Quantitative Equity: New York. She joined Deutsche in 1999, previously serving as portfolio manager for Deutsche Bank Absolute Return Strategies. She received a BS from Nanjing University and MS & MA from Michigan State University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

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Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Fund’s “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund is known as “mixed funding.” Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Fund. Shares of the Fund are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if the Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Fund may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Fund’s Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Fund is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of the Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of the Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of the Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Fund does not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that the Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Fund are valued in order to determine the Fund’s NAV. The Valuation Procedures provide that the Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation

7

Section 2    Investing with Nationwide Funds (cont.)

Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund’s NAV is calculated, the Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

The Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of the Fund may not be redeemed or the Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, the Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Fund seeks to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in the Fund.

8

Section 2    Investing with Nationwide Funds (cont.)

The Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Fund and does not accommodate such excessive short-term trading.

These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Fund to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Fund typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in the Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, the Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Fund, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever the Fund is able to identify short-term trades and or traders, the Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which the Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described above. When identified, the Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to compensate the Distributor for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under the Distribution Plan, the Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of the Fund’s Class II shares.

9

Section 2    Investing with Nationwide Funds (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Fund are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by the Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund. Under the Administrative Services Plan, the Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Fund as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Fund on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Fund) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Fund to ensure that the level of such advisory fees do not involve the indirect use of the Fund’s assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Fund’s assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Fund as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Fund, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of the Fund instead of recommending options offered by competing insurance companies or
•	sell shares of the Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Fund’s shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of the Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of the Fund will be declared and paid to shareholders at least annually. The Fund automatically reinvests any capital gains. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which the Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for the Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Fund greater flexibility enabling it to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK – securities representing shares of ownership of a corporation.

CONTRARIAN – an investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t. A contrarian investment strategy generally focuses on out-of-favor securities whose price-to-earnings ratios are lower than the rest of the market or industry.

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

LARGE-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the Russell 1000 Value Index, ranging from $490 million to $486.7 billion as of January 31, 2008.

QUANTITATIVE TECHNIQUES – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

SLEEVE – represents the specific portion of a Fund that is managed by one particular subadviser.

VALUE STYLE – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CURRENCY RISK – securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – the Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the

14

Appendix (cont.)

underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – the Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

PORTFOLIO TURNOVER – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – the Fund may invest in real estate investment trusts (“REITs”) and other real estate-related securities.

15

Appendix (cont.)

Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – the Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – the Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, the Fund may lose money and there could be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to the Fund.

SELECTION RISK – the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

STOCK MARKET RISK – the Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – the Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.

16

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Fund:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Fund is intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectus and Statement of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room 100 F Street, NE, Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Core Bond Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Core Bond Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Core Bond Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its respective investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Core Bond Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Core Bond Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks a high level of current income consistent with preserving capital.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The securities in which the Fund invests may pay interest on either a fixed-rate basis or a variable-rate basis.

The Fund may also invest a portion of its assets in:

•	mortgage-backed securities;
•	asset-backed securities;
•	bank and corporate loans;
•	foreign government and corporate bonds denominated in U.S. dollars;
•	commercial paper rated by a rating agency in one of the two highest rating categories;
•	high-yield bonds (i.e., “junk bonds”);
•	preferred stock and
•	derivatives.

The Fund’s subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The Fund’s subadviser also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and achieve an attractive total return.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Lower rated securities risk – refers to the risk that the Fund’s investment in high-yield bonds and other lower rated bonds will subject the Fund to substantial risk of loss.

Event risk – the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and the market value of a company’s bonds may decline significantly.

Bank and corporate loans risk – bank and corporate loans are subject to the same risks that apply to fixed income securities generally, such as interest rate and credit risk. However, because the trading market for certain bank or corporate loans may be less developed than the secondary market for other bonds, the Fund may experience difficulties in selling bank or corporate loans it holds. If a borrower (or the financial institution that acts as agent for the loan’s syndicate) experiences financial problems or becomes bankrupt, the Fund may not recover the amount of any principal it has invested, may experience a long delay in recovering its investment and may not receive interest during the delay.

3

Section 1    NVIT Core Bond Fund (cont.)

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Derivatives risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund’s investments goes down, you may lose money.

4

Section 1    NVIT Core Bond Fund (cont.)

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.40%	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.30%	0.30%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.70%	0.95%	0.55%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.15%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$72	$224

Class II shares	$97	$303

Class Y shares	$56	$176

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”) is the subadviser for the Fund. NWAM is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

5

Section 1    NVIT Core Bond Fund (cont.)

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.40%, based on the Fund’s average daily net assets. NFA pays NWAM from the management fee it receives.

PORTFOLIO MANAGEMENT

Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are co-portfolio managers of the Fund and are jointly responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Davis joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior portfolio manager and is currently a Senior Investment Professional. He manages and co-manages with Ms. Brown other institutional fixed-income accounts for Nationwide Mutual.

Ms. Brown joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior investment analyst and is currently a Senior Investment Professional. She also co-manages with Mr. Davis other fixed-income accounts for Nationwide Mutual.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

7

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

8

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

9

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

10

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

ASSET-BACKED SECURITIES – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities.

COMMERCIAL PAPER – short-term debt instruments, usually unsecured, that are issued by banks and corporations in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

CORPORATE BONDS – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

DURATION – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

FIXED-INCOME SECURITIES – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

HIGH-YIELD BONDS – fixed-income securities rated below investment-grade by nationally recognized statistical rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that the Fund’s subadviser believes are of comparable quality. These bonds are often referred to as “junk bonds.” They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT GRADE – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

MATURITY – the time at which the principal amount of a bond is scheduled to be returned to investors.

MORTGAGE-BACKED SECURITIES – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

PREFERRED STOCK – a class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily offer voting rights.

TOTAL RETURN – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

U.S. GOVERNMENT SECURITIES – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. GOVERNMENT AGENCY SECURITIES – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors

15

Appendix (cont.)

make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and

16

Appendix (cont.)

•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than

17

Appendix (cont.)

investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated

18

Appendix (cont.)

to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide

19

Appendix (cont.)

investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

20

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

Lehman Brothers NVIT Core Plus Bond Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Lehman Brothers NVIT Core Plus Bond Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Lehman Brothers NVIT Core Plus Bond Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Lehman Brothers NVIT Core Plus Bond Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Lehman Brothers NVIT Core Plus Bond Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term total return, consistent with reasonable risk.

PRINCIPAL STRATEGIES

The Fund is designed to provide a diversified portfolio of different types of investment grade fixed-income securities. However, in contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of total return while simultaneously managing investment risk.

The Fund may also invest in:

•	mortgage-backed securities;
•	asset-backed securities;
•	foreign government and corporate bonds, including those of issuers in emerging market countries;
•	commercial paper that is rated as investment grade;
•	high-yield bonds (i.e., “junk bonds”) and
•	derivatives.

Securities in which the Fund invests may be purchased with delayed delivery. The Fund’s subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The Fund may also sell a bond in order to manage investment risk or to achieve an attractive total return.

NFA has selected Lehman Brothers Asset Management LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

Liquidity risk– is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Lower rated securities risk – refers to the risk that the Fund’s investment in high-yield bonds and other lower rated bonds will subject the Fund to substantial risk of loss.

Event risk – the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and the market value of a company’s bonds may decline significantly.

Delayed delivery risk – the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund loses the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

3

Section 1    Lehman Brothers NVIT Core Plus Bond Fund (cont.)

Emerging markets risk – a magnification of the risks that affect all foreign investments. These risks are greater for securities of companies or governments in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.45%	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.30%	0.30%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.75%	1.00%	0.60%

Amount of Fee Waiver/Expense Reimbursement[4]	0.05%	0.05%	0.05%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.70%	0.95%	0.55%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.15%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.55% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$72	$235

Class II shares	$97	$313

Class Y shares	$56	$187

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment

4

Section 1    Lehman Brothers NVIT Core Plus Bond Fund (cont.)

objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

LEHMAN BROTHERS ASSET MANAGEMENT LLC (“LEHMAN BROTHERS”) is the subadviser for the Fund. Lehman Brothers’ principal offices are located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603. Lehman Brothers is a direct wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.45%, based on the Fund’s average daily net assets. NFA pays Lehman Brothers from the management fee it receives.

PORTFOLIO MANAGEMENT

Richard W. Knee, Andrew A. Johnson and Thanos Bardas comprise the team that manages the Fund on behalf of Lehman Brothers.

Richard W. Knee is a Managing Director and Board Member of Lehman Brothers and joined its predecessor firm (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment-grade fixed income and lead portfolio manager for full discretion and custom strategies. He is a member of the investment team setting overall portfolio strategy, serves on specialty investment grade teams, and is primarily responsible for interest rate strategies. Mr. Knee earned a BBA from the University of Notre Dame and has an MBA from the University of California at Berkeley.

Andrew A. Johnson is a Managing Director of Lehman Brothers and joined its predecessor firm (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment-grade fixed income and lead portfolio manager for multiple core bond portfolios. He is the Chief Investment Officer for investment-grade strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team. Mr. Johnson earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago.

Thanos Bardas is a Senior Vice President of Lehman Brothers Asset Management LLC and joined its predecessor firm (Lincoln Capital Management Company) in 1998. Mr. Bardas serves as a co-portfolio manager on multiple portfolios for the Firm. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams. Mr. Bardas graduated with honors from Aristotle University, Greece, earned his MS from the University of Crete, Greece, and holds a PhD in Theoretical Physics from State University of New York at Stony Brook.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

5

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

6

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

7

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

8

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

9

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

ASSET-BACKED SECURITIES – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities.

COMMERCIAL PAPER – short-term debt instruments, usually unsecured, that are issued by banks and corporations in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

CORPORATE BONDS – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

EMERGING MARKET COUNTRIES – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

FIXED-INCOME SECURITIES – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

HIGH-YIELD BONDS – fixed-income securities rated below investment-grade by nationally recognized statistical rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that the Fund’s subadviser believes are of comparable quality. These bonds are often referred to as “junk bonds.” They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT GRADE – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

MORTGAGE-BACKED SECURITIES – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

TOTAL RETURN – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

U.S. GOVERNMENT SECURITIES – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. GOVERNMENT AGENCY SECURITIES – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments

14

Appendix (cont.)

that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier

15

Appendix (cont.)

because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;

16

Appendix (cont.)

•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

17

Appendix (cont.)

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

18

Appendix (cont.)

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

19

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

20

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Multi-Manager International Growth Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager International Growth Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager International Growth Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its respective investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager International Growth Fund

•	Class I
•	Class II
•	Class III
•	Class VI
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Multi-Manager International Growth Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.

The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies. The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

The Fund consists of two sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA selected A I M Capital Management, Inc. and American Century Global Investment Management, Inc. as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in international growth securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Pursuant to a Manager-of-Managers Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers may have limits as to the amount of assets that the subadviser will manage.

The two sleeves are each managed as follows:

INVESCO AIM CAPITAL MANAGEMENT, INC. (“INVESCO AIM”) – focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. Invesco AIM will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. At the present time, Invesco AIM intends to invest no more than 20% of its allocated sleeve’s assets in companies located in emerging market countries. Invesco AIM employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis in selecting stocks and constructing a portfolio. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose price do not fully reflect these attributes. Invesco AIM selects securities based on a bottom-up approach which focuses on the strengths of individual companies, rather than sector or country trends. Invesco AIM may consider selling a security for several reasons, including if (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified. AIM believes in a team-managed approach to investing.

AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY GLOBAL”) – American Century Global focuses on companies in foreign developed and emerging market countries that are small- to medium-sized at the time of purchase. The portfolio managers look for stocks of companies they believe will increase in value over time. In implementing this strategy, they make investment decisions primarily on their analysis of individual companies, rather than on broad economic forecasts. Portfolio management is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the sleeve subadvised by American Century Global will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by

3

Section 1    NVIT Multi-Manager International Growth Fund (cont.)

other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Growth style risk – growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class III	Class VI	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)[2]	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None

Other Expenses[3]	0.30%	0.30%	0.30%	0.30%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[4]	1.15%	1.40%	1.15%	1.40%	1.00%

Amount of Fee Waiver/Expense Reimbursement[5]	0.04%	0.04%	0.04%	0.04%	0.04%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.11%	1.36%	1.11%	1.36%	0.96%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 4, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I, Class II, Class III and Class VI shares. Administrative services fees for Class I, Class II, Class III and Class VI shares are estimated to be 0.15%, 0.15%, 0.15% and 0.15% respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for any share class because the Fund does not anticipate selling Class I, Class II, Class III or Class VI shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

4	Expenses are estimated based on the Fund’s projected net assets for 2008.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.96% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees,

4

Section 1    NVIT Multi-Manager International Growth Fund (cont.)

short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$113	$361

Class II shares	$138	$439

Class III shares	$113	$361

Class VI shares	$138	$439

Class Y shares	$98	$314

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

INVESCO AIM CAPITAL MANAGEMENT, INC. (“INVESCO AIM”) is the subadviser for a portion of the Fund. Invesco AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Invesco AIM is an indirect wholly-owned subsidiary of Invesco Ltd.

AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY GLOBAL”) is the subadviser for a portion of the Fund. American Century Global has been managing mutual funds since January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New York 10017. American Century Global is a wholly-owned subsidiary of American Century Investment Management, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.85%, based on the Fund’s average daily net assets. NFA pays each subadviser from the management fee it receives.

PORTFOLIO MANAGEMENT

INVESCO AIM

The investment team for the portion of the Fund managed by Invesco AIM includes Clas G. Olsson (lead manager with respect to Europe and Canada investments); Barrett K. Sides (lead manager with respect to Asia Pacific and Latin America); Shuxin (Steve) Cao; Matthew W. Dennis; and Jason T. Holzer. These individuals are jointly and primarily responsible for the day-to-day management of the portion of the Fund’s portfolio managed by Invesco AIM. A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio managed by Invesco AIM, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

5

Section 1    NVIT Multi-Manager International Growth Fund (cont.)

Mr. Olsson is a Senior Portfolio Manager. He joined Invesco AIM in 1994 as an investment officer and international portfolio analyst and was promoted to his current position in 1997. He is also head of Invesco AIM’s International (Europe/Canada) Investment Management Unit. Mr. Sides is a Senior Portfolio Manager. He joined Invesco AIM in 1990 as a portfolio administrator and was promoted to portfolio manager in 1995. Mr. Cao, Senior Portfolio Manager, has been associated with Invesco AIM and/or its affiliates since 1997. Mr. Dennis, Portfolio Manager, has been associated with Invesco AIM and/or its affiliates since 2000. Mr. Holzer, Senior Portfolio Manager, has been associated with Invesco AIM and/or its affiliates since 1996.

The team is assisted by Invesco AIM’s Asia Pacific/Latin America and Europe/Canada Teams, which may be comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the Fund but do not have day-to-day management responsibilities with respect to the Fund’s portfolio. Members of the team may change from time to time.

American Century Global

American Century Global uses a team of portfolio managers, assistant portfolio managers and analysts to manage a portion of the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objectives and strategy. The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the Fund are Mark S. Kopinski and Brian Brady.

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, joined American Century Investment Management, Inc. in April 1997 as a portfolio manager. He has a bachelor’s degree in business administration from Monmouth College and a master’s degree in Asian studies from the University of Illinois.

Mr. Brady, Vice President and Portfolio Manager, joined American Century Investment Management, Inc. in June 1994 and became a portfolio manager in November 1998. He has a bachelor’s degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

7

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

8

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

9

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

10

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

EMERGING MARKET COUNTRIES – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

GROWTH STYLE – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

MARKET CAPITALIZATION – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

MID-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.58 billion as of January 31, 2008.

SLEEVE – represents the specific portion of a Fund that is managed by one particular subadviser.

SMALL-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either

15

Appendix (cont.)

interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that

16

Appendix (cont.)

change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may

17

Appendix (cont.)

have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the

18

Appendix (cont.)

Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the

19

Appendix (cont.)

securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

20

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

NVIT Multi-Manager Large Cap Growth Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager Large Cap Growth Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager Large Cap Growth Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager Large Cap Growth Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Multi-Manager Large Cap Growth Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of large-cap companies that are located outside the United States. The Fund may engage in active and frequent trading of portfolio securities.

The Fund consists of three sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected Neuberger Berman Management Inc., Goldman Sachs Asset Management, L.P. and Wells Capital Management, Inc. as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in large-cap securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Pursuant to a Manager-of-Managers Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers may have limits as to the amount of assets that the subadviser will manage.

The three sleeves are each managed as follows:

NEUBERGER BERMAN MANAGEMENT INC.  (“NEUBERGER BERMAN”) – uses a disciplined investment strategy when selecting growth stocks. Neuberger Berman seeks to buy companies with strong historical and prospective earnings growth. In determining whether a company has favorable growth characteristics, Neuberger Berman analyzes such factors as:

•	revenue and earnings growth;
•	return on equity;
•	debt to equity ratio and
•	market share and competitive leadership of the company’s products.

Neuberger Berman follows a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (“GSAM”) – selects investments for the Fund using a variety of quantitative techniques derived from fundamental research, including but not limited to valuation, momentum, analyst sentiment, profitability, earnings quality and management impact in seeking to maximize the Fund’s returns. GSAM uses a proprietary risk model in constructing a portfolio to help manage the expected deviation of the portfolio’s returns from those of the Fund’s benchmark. This model attempts to identify and measure the comparative risks between equity investments as accurately as possible using the quantitative techniques described above, as well as several other factors associated with risk but not return. GSAM thereby seeks to manage risk by overweighting stocks with positive characteristics identified in the return models and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights close to the benchmark. Finally, GSAM factors expected execution costs into portfolio construction and evaluates multiple trading options before selecting the trading strategy it believes will minimize total transaction costs to the Fund.

WELLS CAPITAL MANAGEMENT, INC.  (“WELLSCAP”) – seeks to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (such as dominant market share) and have effective management with a history of making investments that are in the best interests of the company’s shareholders. WellsCap employs a rigorous “bottom-up” research process to identify solid investments across large-cap companies of varying market capitalizations. The portfolio managers establish near-term and long-term price targets for each portfolio holding, using financial analysis that focuses equally on a company’s income statement and its balance sheet. WellsCap closely monitors the sleeve’s overall portfolio construction with the belief that constructing a well-diversified portfolio further reduces risk while enhancing return.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk  – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

3

Section 1    NVIT Multi-Manager Large Cap Growth Fund (cont.)

Growth style risk – growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.27%	0.27%	0.12%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.92%	1.17%	0.77%

Amount of Fee Waiver/Expense Reimbursement[4]	0.02%	0.02%	0.02%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.90%	1.15%	0.75%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.15%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.75% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

4

Section 1    NVIT Multi-Manager Large Cap Growth Fund (cont.)

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$92	$291

Class II shares	$117	$370

Class Y shares	$77	$244

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NEUBERGER BERMAN MANAGEMENT INC.  (“NEUBERGER BERMAN”) is subadviser for a portion of the Fund. Neuberger Berman is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (“GSAM”) is subadviser for a portion of the Fund. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.

WELLS CAPITAL MANAGEMENT, INC.  (“WELLSCAP”) is subadviser for a portion of the Fund. WellsCap is located at 525 Market Street, San Francisco, California 94105. WellsCap is an indirect, wholly-owned subsidiary of Wells Fargo & Company.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.65%, based on the Fund’s average daily net assets. NFA pays each subadviser from the management fee it receives.

PORTFOLIO MANAGEMENT

Neuberger Berman

Daniel H. Rosenblatt is a Vice President of Neuberger Berman. He has been with Neuberger Berman since 1990 and is a senior portfolio manager for the Large Cap Disciplined Growth team. Mr. Rosenblatt received a B.A. from Yale University.

John Barker is a Vice President of Neuberger Berman. He has been with Neuberger Berman since 1994 and is a senior portfolio manager for the Large Cap Disciplined Growth team. Mr. Barker received a B.B.A in Financial Accounting & Economics from Iona College.

Daniel Fletcher is a Vice President of Neuberger Berman. He has been with Neuberger Berman since 2004 and is a portfolio manager for the Large Cap Disciplined Growth team. Prior to coming to Neuberger Berman, he was employed as an Equity Research Analyst/Product Manager with Lehman Brothers and worked as an Associate with The Batavia Group Ltd. Mr. Fletcher received a B.A. from William Paterson University and M.B.A. from Rutgers School of Management.

GSAM

Robert C. Jones, CFA, Managing Director and Co-Chief Investment Officer, has been overseeing the quantitatively-driven equity investment process since 1989.

Andrew Alford, PhD, Managing Director, joined the Quantitative Investment Strategies group as a researcher in 1998 and has since taken on portfolio management responsibilities for the group’s long-only and long/short products.

Melissa Brown, CFA, Managing Director, has been involved in product strategy and portfolio management for the Quantitative Investment Strategies group since 1998.

5

Section 1    NVIT Multi-Manager Large Cap Growth Fund (cont.)

Mark Carhart, PhD, CFA, Managing Director and Co-CIO, joined the Quantitative Investment Strategies group in 1997 and has taken on portfolio management responsibilities for the quantitatively-driven equity investment process in 2007.

WellsCap

Thomas J. Pence, CFA, Managing Director and Senior Portfolio Manager at WellsCap, has oversight and portfolio responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization and Large Capitalization Select Growth portfolios. He joined WellsCap in 2005 with the acquisition of certain assets of Strong Capital Management, Inc. where he served as lead portfolio manager from 2000-2005. Mr. Pence holds a bachelor’s degree in business from Indiana University and a master’s degree in business administration from the University of Notre Dame.

Michael Harris, CFA, Portfolio Manager, serves as a portfolio manager for the Fundamental Large and Large Select Growth portfolios at WellsCap. He also serves as a research analyst with primary responsibilities covering the financial and energy sectors. He joined WellsCap in 2005 with the acquisition of certain assets of Strong Capital Management, Inc. where he held a similar role from 2000-2005. Mr. Harris holds a bachelor’s degree in finance from Southeast Missouri State University and earned his master’s degree in business administration from Indiana University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

7

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

8

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

9

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

10

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK – securities representing shares of ownership of a corporation.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

GROWTH STYLE – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

LARGE-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $0.71 billion to $511.89 billion as of December 31, 2007.

MARKET CAPITALIZATION – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

QUANTITATIVE TECHNIQUES – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

SLEEVE – represents the specific portion of a Fund that is managed by one particular subadviser.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a

15

Appendix (cont.)

convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating-

16

Appendix (cont.)

and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption

17

Appendix (cont.)

proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap

18

Appendix (cont.)

companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

19

Appendix (cont.)

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

20

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Multi-Manager Mid Cap Growth Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager Mid Cap Growth Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager Mid Cap Growth Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager Mid Cap Growth Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

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Section 1    NVIT Multi-Manager Mid Cap Growth Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in equity securities issued by mid-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

The Fund consists of two sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected American Century Investment Management, Inc. and Neuberger Berman Management Inc. as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in mid-cap securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Pursuant to a Manager-of-Managers Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers may have limits as to the amount of assets that the subadviser will manage.

The two sleeves are each managed as follows:

NEUBERGER BERMAN MANAGEMENT INC. (“NEUBERGER BERMAN”) – uses a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, Neuberger Berman seeks fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Neuberger Berman analyzes such factors as:

•	financial condition (such as debt to equity ratio);
•	market share and competitive leadership of the company’s products;
•	earnings growth relative to competitors and
•	market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

Neuberger Berman follows a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”) – using a proprietary investment strategy, American Century makes its investment decisions primarily on analysis of individual companies, rather than on broad economic forecasts, based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. American Century tracks financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers’ principal analytical technique involves identifying companies with earnings and revenues that are not only growing, but which are growing at an accelerating pace. This includes companies whose growth rates are negative, although less negative than in earlier periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, American Century also considers companies demonstrating price strength relative to their peers. American Century generally does not attempt to time the market. Instead, it intends to keep its sleeve fully invested in stocks regardless of general stock price movement.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk  – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – stocks of mid-sized companies may be more volatile and less liquid than larger company stocks.

Growth style risk – growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

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Section 1    NVIT Multi-Manager Mid Cap Growth Fund (cont.)

The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.22%	0.22%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.97%	1.22%	0.90%

Amount of Fee Waiver/Expense Reimbursement[4]	0.07%	0.07%	0.07%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.90%	1.15%	0.83%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.07% and 0.07%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.83% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

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Section 1    NVIT Multi-Manager Mid Cap Growth Fund (cont.)

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$92	$302

Class II shares	$117	$380

Class Y shares	$85	$280

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NEUBERGER BERMAN MANAGEMENT INC.  (“NEUBERGER BERMAN”) is the subadviser for a portion of the Fund. Neuberger Berman is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”) is subadviser for a portion of the Fund. American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and was formed in 1958.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.75%, based on the Fund’s average daily net assets. NFA pays each subadviser from the management fee it receives.

PORTFOLIO MANAGEMENT

Neuberger Berman

Kenneth J. Turek, CFA, is the portfolio manager for the portion of the Fund subadvised by Neuberger Berman. Mr. Turek is a Vice President of Neuberger Berman. He joined Neuberger Berman in 2002 and is a member of Neuberger Berman’s Growth Equity Team. Mr. Turek holds a BA from the University of Wisconsin at Madison and an MBA from DePaul University.

American Century

American Century uses a team of portfolio managers, assistant portfolio managers and analysts to manage a portion of the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objectives and strategy. The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the Fund are Glenn Fogle, CFA and Brad Eixmann, CFA. Mr. Fogle is a Senior Vice President and Senior Portfolio Manager for American Century, and has been with American Century since 1990. Mr. Fogle holds a bachelors of business administration and a masters in finance, both from Texas Christian University. Mr. Eixmann has been a portfolio manager for American Century since 2002. Mr. Eixmann holds a bachelors of managerial studies and economics from Rice University and a masters of business administration from the University of Texas.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

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Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

6

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

7

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

8

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

9

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK – securities representing shares of ownership of a corporation.

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

GROWTH STYLE – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

MID-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.58 billion as of January 31, 2008.

SLEEVE – represents the specific portion of a Fund that is managed by one particular subadviser.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying

14

Appendix (cont.)

common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate

15

Appendix (cont.)

security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption

16

Appendix (cont.)

proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap

17

Appendix (cont.)

companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

18

Appendix (cont.)

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

19

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

20

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Multi-Manager Mid Cap Value Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager Mid Cap Value Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager Mid Cap Value Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager Mid Cap Value Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Multi-Manager Mid Cap Value Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in equity securities issued by mid-cap companies, utilizing a value style of investing. In other words, the Fund seeks companies whose stock price may not reflect the company’s value. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

The Fund consists of three sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected American Century Investment Management, Inc., RiverSource Investments, LLC and Thompson, Siegel & Walmsley LLC as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in mid-cap securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Pursuant to a Manager-of-Managers Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers may have limits as to the amount of assets that the subadviser will manage.

The three sleeves are each managed as follows:

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”) – American Century attempts to purchase the stocks of companies that are temporarily out of favor and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not accurately reflect the companies’ values as determined by its portfolio managers. The portfolio managers also consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century may sell stocks if it believes:

•	a stock no longer meets its valuation criteria;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified or
•	specific events alter a stock’s prospects.

American Century manages this sleeve so that its average weighted market capitalization falls within the capitalization range of those companies included in the Russell MidCap Index.

RIVERSOURCE INVESTMENTS, LLC (“RIVERSOURCE”) – RiverSource selects companies that are undervalued based on a variety of measures, and further seeks to identify companies with growth potential based on effective management, as demonstrated by overall performance, financial strength, and underappreciated potential for improvement in industry and thematic trends. In evaluating whether to sell a security, RiverSource considers, among other factors, whether:

•	the security is overvalued relative to alternative investments
•	the security has reached RiverSource’s price objective
•	the company has met RiverSource’s earnings and/or growth expectations
•	the security exhibits unacceptable correlation characteristics with other portfolio holdings, or
•	the company or security continues to meet the other standards described above.

RiverSource may invest in any economic sector and, at times, emphasize one or more particular sectors.

THOMPSON, SIEGEL & WALMSLEY LLC (“TS&W”) – uses a combination of quantitative and qualitative methods, based on a four-factor valuation model. Parts one and two of the model attempt to assess a company’s attractiveness based on cash flows, and cash flow relative to other mid-cap stocks in like sectors and industries. The third factor considers the relative earnings prospects of the company. The fourth factor involves examining the company’s recent price action. TS&W generally limits its universe to those companies with a minimum of three years of sound operating history. From the model approximately 200 stocks are identified for further research. These are the stocks that rank the highest on the basis of these four factors combined. TS&W identifies several stocks for further fundamental analysis on a routine basis, and focuses on these stocks and explores numerous catalysts that might affect the outlook for a company. TS&W applies a consistent and disciplined review in a team environment that is designed to

3

Section 1    NVIT Multi-Manager Mid Cap Value Fund (cont.)

encourage critical thinking and analysis for each security considered. Stocks ordinarily are sold because:

•	of a significant negative earnings surprise or downward revision
•	it no longer meets TS&W’s criteria for inclusion in the portfolio
•	other stocks present more favorable opportunities, or
•	it no longer meets the Fund’s definition of a mid-cap stock

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk  – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – stocks of mid-sized companies may be more volatile and less liquid than larger company stocks.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Sector risk – if the Fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Multi-manager risk – while NFA, as the Fund’s investment adviser, monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.27%	0.13%	0.12%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	1.02%	1.13%	0.87%

Amount of Fee Waiver/Expense Reimbursement[4]	0.06%	0.06%	0.06%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.96%	1.07%	0.81%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.01%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either

4

Section 1    NVIT Multi-Manager Mid Cap Value Fund (cont.)

share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.81% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$98	$319

Class II shares	$109	$353

Class Y shares	$83	$272

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”) is subadviser for a portion of the Fund. American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and was formed in 1958.

RIVERSOURCE INVESTMENTS, LLC (“RIVERSOURCE”) is subadviser for a portion of the Fund. RiverSource is located at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and is a wholly-owned subsidiary of Ameriprise Financial, Inc.

THOMPSON, SIEGEL & WALMSLEY LLC (“TS&W”) is subadviser for a portion of the Fund. TS&W, a Delaware limited liability company, is located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, and is a majority-owned subsidiary of Old Mutual (US) Holdings Inc., a wholly-owned subsidiary of Old Mutual plc, a London exchange-listed international financial services firm. TS&W was founded in 1969.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.75%, based on the Fund’s average daily net assets. NFA pays each subadviser from the management fee it receives.

PORTFOLIO MANAGEMENT

American Century

American Century uses a team of portfolio managers, assistant portfolio managers and analysts to manage a portion of the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objectives and strategy. The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the Fund are Phillip N. Davidson, CFA, Scott A. Moore, CFA, and Michael Liss, CFA.

5

Section 1    NVIT Multi-Manager Mid Cap Value Fund (cont.)

Phillip N. Davidson, CFA, is Senior Vice President, Chief Investment Officer, U.S. Value Equity and Senior Portfolio Manager of American Century, and co-manager of the portfolio management team that subadvises the Fund. Mr. Davidson joined American Century in 1993. He holds a bachelor’s degree in finance and a master’s degree in business administration from Illinois State University.

Scott A. Moore, CFA, is Vice President and Senior Portfolio Manager of American Century, and co-manager of the portfolio management team that subadvises the Fund. Mr. Moore has been with American Century since 1996. He holds a bachelor’s degree in finance from Southern Illinois University and a master’s degree in business administration from the University of Missouri.

Michael Liss, CFA, is Vice President and Portfolio Manager of American Century, and co-manager of the portfolio management team that subadvises the Fund. Mr. Liss has been with American Century since 1998. He holds a bachelor’s degree from Albright College and a master’s degree in finance from Indiana University.

RiverSource

Warren Spitz is Senior Portfolio Manager of RiverSource. Mr. Spitz has been with RiverSource since 2000 and holds a masters in business administration from the Wharton School at the University of Pennsylvania.

Steve Schroll is Portfolio Manager for RiverSource, having joined RiverSource in 1998 as a Senior Security Analyst. Mr. Schroll holds a masters in business administration from the University of Minnesota.

Laton Spahr, CFA, is Portfolio Manager for RiverSource, having joined RiverSource in 2001 as a Security Analyst. Mr. Spahr holds a masters of science from the University of Wisconsin, Applied Security Analysis Program.

Paul Stocking is Portfolio Manager for RiverSource, having joined RiverSource in 1995 as a Senior Equity Analyst. Mr. Stocking holds a masters of business administration from the University of Chicago.

TS&W

Brett P. Hawkins, CFA, CPA, is Co-Portfolio Manager and Analyst for TS&W, having joined TS&W in 2001. Mr. Hawkins holds a bachelor of arts from the University of Richmond, and a masters of business administration from the University of Virginia Darden School of Business.

John S. Pickler, CFA, is Co-Portfolio Manager and Analyst for TS&W, having joined TS&W in 2002. Mr. Pickler holds a bachelor of science from the University of Virginia and a masters of business administration from Wake Forest University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

7

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

8

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

9

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

10

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK – securities representing shares of ownership of a corporation.

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

MARKET CAPITALIZATION – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

MID-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.58 billion as of January 31, 2008.

SLEEVE – represents the specific portion of a Fund that is managed by one particular subadviser.

VALUE STYLE – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a

15

Appendix (cont.)

convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to

16

Appendix (cont.)

be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other

17

Appendix (cont.)

investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap

18

Appendix (cont.)

companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

19

Appendix (cont.)

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

20

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

Neuberger Berman NVIT Multi Cap Opportunities Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Neuberger Berman NVIT Multi Cap Opportunities Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Neuberger Berman NVIT Multi Cap Opportunities Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Neuberger Berman NVIT Multi Cap Opportunities Fund

•	Class I
•	Class II

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Neuberger Berman NVIT Multi Cap Opportunities Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests primarily in equity securities issued by mid- to large-cap companies that, in the opinion of the subadviser, exhibit characteristics that are consistent with a value style of investing. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund seeks to reduce risk by diversifying among many companies and industries, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

The Fund’s subadviser looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying such companies may include:

•	historical low valuation;
•	strong fundamentals, such as a company’s financial, operational and competitive positions and
•	relatively high operating profit margins and returns.

The subadviser may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to result from short-term market overreaction to negative news.

The Fund’s subadviser follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

NFA has selected Neuberger Berman Management Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – stocks of mid-sized companies may be more volatile and less liquid than larger company stocks.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

3

Section 1    Neuberger Berman NVIT Multi Cap Opportunities Fund (cont.)

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.30%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.90%	1.00%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.00%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$92	$287

Class II shares	$102	$318

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NEUBERGER BERMAN MANAGEMENT INC. (“NEUBERGER BERMAN”) is the subadviser for the Fund. Neuberger Berman is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

4

Section 1    Neuberger Berman NVIT Multi Cap Opportunities Fund (cont.)

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.60%, based on the Fund’s average daily net assets. NFA pays Neuberger Berman from the management fee it receives.

PORTFOLIO MANAGEMENT

S. Basu Mullick is the portfolio manager to the Fund. Mr. Mullick is Vice President of Neuberger Berman and joined Neuberger Berman in 1998. Mr. Mullick received a BA from Presidency College in India, and a MA and ABD from Rutgers University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

5

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

6

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

7

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

8

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

9

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK – securities representing shares of ownership of a corporation.

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

LARGE-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $0.71 billion to $511.89 billion as of December 31, 2007.

MID-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.58 billion as of January 31, 2008.

VALUE STYLE – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a

14

Appendix (cont.)

convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating-

15

Appendix (cont.)

and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption

16

Appendix (cont.)

proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap

17

Appendix (cont.)

companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

18

Appendix (cont.)

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

19

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

20

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

Van Kampen NVIT Real Estate Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Van Kampen NVIT Real Estate Fund

5	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

10	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

11	Section 4: Multi-Manager Structure

12	Section 5: Financial Highlights

13	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Van Kampen NVIT Real Estate Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Van Kampen NVIT Real Estate Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Van Kampen NVIT Real Estate Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks current income and long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of U.S. real estate companies. These include the securities of real estate investment trusts (“REITs”) and real estate operating companies that invest in a variety of property types and regions. Equity securities in which the Fund invests are primarily common stocks. The Fund is nondiversified.

The Fund’s subadviser employs a combination of “top-down” and “bottom-up” approaches in managing the Fund’s portfolio. The top-down approach focuses on various regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The bottom-up approach focuses on individual issuers, emphasizing underlying asset values, values per square foot and property yields. The subadviser also considers other criteria, such as space demand, new construction and rental patterns. The subadviser generally considers selling a security when it determines that it is less attractive based on a number of factors, including changes in the price of the security, earnings prospects relative to its peers and/or business prospects.

NFA has selected Van Kampen Asset Management as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

REIT and real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Sector risk – emphasizing investment in real estate businesses can make the Fund more susceptible to financial, market or economic events affecting the particular issuers and real estate businesses in which it invests than funds that do not emphasize particular sectors.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.30%	0.30%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	1.00%	1.25%	0.85%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.15%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

3

Section 1    Van Kampen NVIT Real Estate Fund (cont.)

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$102	$318

Class II shares	$127	$397

Class Y shares	$87	$271

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

VAN KAMPEN ASSET MANAGEMENT (“VKAM”) is the subadviser for the Fund. VKAM is located at 522 Fifth Avenue, New York, New York 10036. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”). Van Kampen is an indirect wholly-owned subsidiary of Morgan Stanley.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.70%, based on the Fund’s average daily net assets. NFA pays VKAM from the management fee it receives.

PORTFOLIO MANAGEMENT

Theodore R. Bigman is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Bigman is a Managing Director of VKAM and has been employed in an investment management capacity since 1995. Before joining VKAM, Mr. Bigman was a Director at CS First Boston, where he established and managed the company’s real estate efforts. He is also a member of the National Association of Real Estate Investment Trusts.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

4

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

5

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

6

Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

7

Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

8

Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

9

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

10

Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

11

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

12

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK – securities representing shares of ownership of a corporation.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

REIT – a company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

U.S. REAL ESTATE COMPANY – a company which either (i) derives at least 50% of its revenues or profits form the ownership, construction, management, financing or sale of real estate, or (ii) has at least 50% of the fair market value of its assets invested in real estate, and which (i) is organized or has a principal office in the United States, (ii) derives at least 50% of its annual revenues from goods produced, sales made or services performed in the United States, or (ii) the securities of which are traded on a recognized stock exchange in the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a

13

Appendix (cont.)

convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to

14

Appendix (cont.)

be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other

15

Appendix (cont.)

investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap

16

Appendix (cont.)

companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

17

Appendix (cont.)

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

18

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

19

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

NVIT Short Term Bond Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Short Term Bond Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Short Term Bond Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Short Term Bond Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

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Section 1    NVIT Short Term Bond Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities, including U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, preferred stock, and bank and corporate loans, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds (commonly known as “junk bonds”).

In choosing securities for the Fund, the subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund.

The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Lower rated securities risk – refers to the risk that the Fund’s investment in high-yield bonds and other lower rated bonds will subject the Fund to substantial risk of loss.

Bank and corporate loans risk – bank and corporate loans are subject to the same risks that apply to fixed income securities generally, such as interest rate and credit risk. However, because the trading market for certain bank or corporate loans may be less developed than the secondary market for other bonds, the Fund may experience difficulties in selling bank or corporate loans it holds. If a borrower (or the financial institution that acts as agent for the loan’s syndicate) experiences financial problems or becomes bankrupt, the Fund may not recover the amount of any principal it has invested, may experience a long delay in recovering its investment and may not receive interest during the delay.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are

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Section 1    NVIT Short Term Bond Fund (cont.)

also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.30%	0.30%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.65%	0.90%	0.50%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.15% and 0.15%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$66	$208

Class II shares	$92	$287

Class Y shares	$51	$160

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”)  is the subadviser for the Fund. NWAM is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the

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Section 1    NVIT Short Term Bond Fund (cont.)

period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.35%, based on the Fund’s average daily net assets. NFA pays NWAM from the management fee it receives.

PORTFOLIO MANAGEMENT

Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are co-portfolio managers of the Fund and are jointly responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Davis joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior portfolio manager and is currently a Senior Investment Professional. He manages and co-manages with Ms. Brown other institutional fixed-income accounts for Nationwide Mutual.

Ms. Brown joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior investment analyst and is currently a Senior Investment Professional. She also co-manages with Mr. Davis other fixed-income accounts for Nationwide Mutual.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

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Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

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Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

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Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

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Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

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Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

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Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

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Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

ASSET-BACKED SECURITIES – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities.

COMMERCIAL PAPER – short-term debt instruments, usually unsecured, that are issued by banks and corporations in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

CORPORATE BONDS – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

DURATION – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

FIXED-INCOME SECURITIES – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

HIGH-YIELD BONDS – fixed-income securities rated below investment-grade by nationally recognized statistical rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that the Fund’s subadviser believes are of comparable quality. These bonds are often referred to as “junk bonds.” They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT GRADE – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

MATURITY – the time at which the principal amount of a bond is scheduled to be returned to investors.

MORTGAGE-BACKED SECURITIES – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

PREFERRED STOCK – a class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily offer voting rights.

U.S. GOVERNMENT SECURITIES – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. GOVERNMENT AGENCY SECURITIES – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates

14

Appendix (cont.)

of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging

15

Appendix (cont.)

markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;

16

Appendix (cont.)

•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other

17

Appendix (cont.)

securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

18

Appendix (cont.)

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

19

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

20

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

Neuberger Berman NVIT Socially Responsible Fund

FundProspectus

March 24, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Neuberger Berman NVIT Socially Responsible Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Neuberger Berman NVIT Socially Responsible Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Neuberger Berman NVIT Socially Responsible Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

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Section 1    Neuberger Berman NVIT Socially Responsible Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

PRINCIPAL STRATEGIES

In pursuit of its objective, the Fund invests primarily in equity securities of mid- to large-cap companies that the subadviser believes follow principles of good corporate citizenship. The Fund seeks to reduce risk by investing across many different industries.

The subadviser employs a research driven and valuation-sensitive approach to stock selection. It seeks to identify stocks in well-positioned businesses that it believes are undervalued in the market. It looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the subadviser looks for those companies that show leadership in four areas:

•	environmental concerns;
•	diversity in the work force;
•	progressive employment and workplace practices and
•	community relations.

The subadviser also typically looks at a company’s record in public health and the nature of its products. The subadviser judges firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The Fund may invest in the securities of companies located or conducting business outside of the United States. It also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The Fund’s subadviser uses a value style of investing, which involves buying securities whose market prices appear to be intrinsically undervalued relative to their earnings, cash flow prospects, and other measures of value. For instance, the subadviser may also purchase a company’s stock if it looks more fully priced based on the market’s expectations of earnings, but is still inexpensive relative to the subadviser’s estimates.

NFA has selected Neuberger Berman Management Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis. Additional information about the Fund’s social policy may be found in the SAI.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Social policy risk – The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because

•	undervalued stocks that do not meet the social criteria could outperform those that do;
•	economic or political changes could make certain companies less attractive for investment or
•	the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

Mid-cap risk – stocks of mid-sized companies may be more volatile and less liquid than larger company stocks.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

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Section 1    Neuberger Berman NVIT Socially Responsible Fund (cont.)

If the value of the Fund’s investments goes down, you may lose money.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on which share class you select.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[2]	0.20%	0.20%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.85%	1.10%	0.80%

Amount of Fee Waiver/Expense Reimbursement[4,5]	0.02%	0.03%	0.02%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.83%	1.07%	0.78%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a contract waiving 0.01% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.78% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$85	$269

Class II shares	$109	$347

Class Y shares	$80	$253

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

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Section 1    Neuberger Berman NVIT Socially Responsible Fund (cont.)

NEUBERGER BERMAN MANAGEMENT INC.  (“NEUBERGER BERMAN”) is the subadviser for the Fund. Neuberger Berman is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.65%, based on the Fund’s average daily net assets. NFA pays Neuberger Berman from the management fee it receives.

PORTFOLIO MANAGEMENT

Arthur Moretti, CFA is co-portfolio manager to the Fund and joined Neuberger Berman in 2001. He currently is Vice President of Neuberger Berman. Mr. Moretti graduated with a BS from Georgetown University and an MA from Princeton University.

Ingrid Dyott is co-portfolio manager to the Fund and joined Neuberger Berman in 1997. She currently is a Vice President of Neuberger Berman Ms. Dyott received a BA from Bowdoin College and an MBA from Columbia University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

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Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

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Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as

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Section 2    Investing with Nationwide Funds (cont.)

“arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other

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Section 2    Investing with Nationwide Funds (cont.)

contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

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Section 2    Investing with Nationwide Funds (cont.)

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

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Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

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Section 4    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

DERIVATIVE – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

EQUITY SECURITIES – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

LARGE-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $0.71 billion to $511.89 billion as of December 31, 2007.

MID-CAP COMPANIES – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.58 billion as of January 31, 2008.

VALUE STYLE – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest

14

Appendix (cont.)

rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate

15

Appendix (cont.)

security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption

16

Appendix (cont.)

proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as ”prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as ”extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap

17

Appendix (cont.)

companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.

However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (”GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (”FNMA”);
•	the Federal Home Loan Mortgage Corporation (”FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

18

Appendix (cont.)

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

19

Appendix (cont.)

The following table identifies the Funds to which these investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

			NVIT	NVIT	NVIT	NVIT	Neuberger			Neuberger
		Lehman	Multi-	Multi-	Multi-	Multi-	Berman			Berman
		Brothers	Manager	Manager	Manager	Manager	NVIT	Van Kampen		NVIT
	NVIT	NVIT Core	International	Large Cap	Mid Cap	Mid Cap	Multi Cap	NVIT Real	NVIT Short	Socially
	Core Bond	Plus Bond	Growth	Growth	Growth	Value	Opportunities	Estate	Term Bond	Responsible

Asset-backed securities	✓	✓							✓

Bank and corporate loans	✓	✓							✓

Convertible securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Credit risk	✓	✓							✓

Currency risk		✓	✓	✓	✓	✓	✓	✓		✓

Depositary receipts			✓	✓	✓	✓	✓			✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓	✓

Event risk	✓	✓							✓

Floating- and variable-rate securities	✓	✓							✓

Foreign government debt securities risk	✓	✓							✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓	✓							✓

Inflation risk	✓	✓							✓

Interest rate risk	✓	✓							✓

Liquidity risk	✓	✓	✓		✓	✓	✓	✓	✓	✓

Mortgage-backed securities	✓	✓							✓

Portfolio turnover				✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓	✓	✓	✓

REITs								✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk			✓		✓	✓	✓	✓		✓

Stock market risk			✓	✓	✓	✓	✓	✓		✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓	✓							✓

U.S. government and agency securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants			✓	✓	✓	✓	✓	✓		✓

Zero coupon bonds	✓	✓							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

20

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov
•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide® Variable Insurance Trust

NVIT Cardinalsm Aggressive Fund

FundProspectus

March 27, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about the NVIT Cardinal Series
Purpose of the Cardinal Series
About Asset Classes

Fund Summary

4	NVIT Cardinal Aggressive Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

7	Fund Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

8	Buying and Selling Fund Shares
Who Can Buy Shares of the Cardinal Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plan
Revenue Sharing

12	Distributions and Taxes
Dividends and Distributions
Tax Status

13	Multi-Manager Structure

14	Financial Highlights

15	Appendix
Additional Information about Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION

This Prospectus provides information about one of the seven NVIT Cardinalsm Series (the “Fund,” and collectively, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Cardinal Aggressive Fund

The Cardinal Funds also include:

NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund

For information about any of these other Cardinal Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class I shares
•	Class II shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 8.

PURPOSE OF THE CARDINAL SERIES

The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Cardinal Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Cardinal Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective. At present, each of the Underlying Funds is a series of the Trust.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the

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various asset classes described below, in different percentage combinations, each Cardinal Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Cardinal Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500® Index, ranging from $710 million to $511.9 billion as of December 31, 2007.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.6 billion as of January 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. These may include both developed market countries as well as emerging market countries, which are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch), as well as high-yield bonds (i.e., “junk bonds”), which are rated below investment grade.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

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Section 1    NVIT Cardinal Aggressive Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Cardinal Aggressive Fund (“Aggressive Fund” or the “Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

PRINCIPAL STRATEGIES

The Aggressive Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Aggressive Fund invests heavily in equity securities, such as common stocks of U.S. or international companies. As of the date of this Prospectus, the Aggressive Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		65%

Large Cap Stocks	40%

Mid Cap Stocks	15%

Small Cap Stocks	10%

International Stocks		30%

Bonds		5%

Money Market Instruments		0%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Aggressive Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Aggressive Fund’s holdings and cash flow and periodically adjusts the Aggressive Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Aggressive Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Aggressive Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Aggressive Fund is intended for aggressive investors comfortable with incurring the risk associated with growth investing in a high percentage of stocks, including international stocks, investors with long time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

•	U.S. Stocks:
The Aggressive Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, including those of large (40%), mid-cap (15%) and small-cap (10%) companies.

•	International Stocks:
The Aggressive Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (30%).

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Aggressive Fund because the Aggressive Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Aggressive Fund’s holdings and cash flow and periodically adjusts the Aggressive Fund’s allocation mix to keep the Aggressive Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Aggressive Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Aggressive Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Aggressive Fund. Although certain Aggressive Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Aggressive Fund so there is no duplication of these fees or charges.

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Section 1    NVIT Cardinal Aggressive Fund (cont.)

PRINCIPAL RISKS

Risks Applicable to the Aggressive Fund

•	INVESTMENT RISK. The Aggressive Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Aggressive Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Aggressive Fund, but there is no guarantee that its decisions will produce the intended result. The Aggressive Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital. Furthermore, the Adviser may alter the asset allocation of the Aggressive Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap and small cap stocks, the Aggressive Fund is more subject to the risks associated with those investments such as stock market risk, mid/small cap risk and foreign risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Aggressive Fund invests primarily in other mutual funds. In managing the Aggressive Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Aggressive Fund and must act in the Aggressive Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Aggressive Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Aggressive Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Aggressive Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	MID/SMALL CAP RISK (MID CAP STOCKS AND SMALL CAP STOCKS). To the extent an Underlying Fund invests in securities of small or medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

PERFORMANCE

Performance information is not provided because the Aggressive Fund did not begin operations until the date of this Prospectus.

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Section 1    NVIT Cardinal Aggressive Fund (cont.)

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Aggressive Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.13%	0.13%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES[3]	0.33%	0.58%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.16%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)[5]	0.33%	0.42%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.83%	0.83%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[7]	1.16%	1.25%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.28% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Aggressive Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$118	$368

Class II Shares	$127	$431

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Section 2    Fund Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

7

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE CARDINAL FUNDS

Shares of the Cardinal Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Cardinal Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide

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Section 3    Buying and Selling Fund Shares (cont.)

that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar

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Section 3    Buying and Selling Fund Shares (cont.)

amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately 30%, 25% and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.

10

Section 3    Buying and Selling Fund Shares (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund (including each Underlying Fund) has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 5    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 6    Financial Highlights

FINANCIAL HIGHLIGHTS

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

14

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.

Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other large-cap funds.

U.S. STOCKS – MID CAP

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style

15

Appendix (cont.)

of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other mid-cap funds.

U.S. STOCKS – SMALL CAP

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other small-cap funds.

16

Appendix (cont.)

INTERNATIONAL STOCKS

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies, and also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other international equity funds.

BONDS

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, bank and corporate loans, commercial paper, high-yield bonds, preferred stock and derivatives. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

LEHMAN BROTHERS NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and

17

Appendix (cont.)

U.S. government agency securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. Certain securities in which the Fund invests may be subject to delayed delivery. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, bank and corporate loans and preferred stock, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.

The Cardinal Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Cardinal Fund are invested in Underlying Funds, which means that the investment performance of each Cardinal Fund is directly related to the investment performance of these underlying investments held by the Cardinal Fund. The ability of a Cardinal Fund to meet its investment objective depends upon the allocation of the Cardinal Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Cardinal Fund’s investment performance. There can be no assurance that the investment objective of any Cardinal Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Cardinal Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Cardinal Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of

18

Appendix (cont.)

other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF
PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

19

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of
Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide® Variable Insurance Trust

NVIT Cardinalsm Moderately Aggressive Fund

FundProspectus

March 27, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about the NVIT Cardinal Series
Purpose of the Cardinal Series
About Asset Classes

Fund Summary

4	NVIT Cardinal Moderately Aggressive Fund
Objective and Principal Strategy
Principal Risks
Performance
Fees and Expenses

10	Fund Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

11	Buying and Selling Fund Shares
Who Can Buy Shares of the Cardinal Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plan
Revenue Sharing

15	Distributions and Taxes
Dividends and Distributions
Tax Status

16	Multi-Manager Structure

17	Financial Highlights

18	Appendix
Additional Information about Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION

This Prospectus provides information about one of the seven NVIT Cardinalsm Series (the “Fund,” and collectively, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Cardinal Moderately Aggressive Fund

The Cardinal Funds also include:

NVIT Cardinal Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund

For information about any of these other Cardinal Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class I shares
•	Class II shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE CARDINAL SERIES

The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Cardinal Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Cardinal Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective. At present, each of the Underlying Funds is a series of the Trust.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the various asset classes described below, in different

2

percentage combinations, each Cardinal Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Cardinal Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500® Index, ranging from $710 million to $511.9 billion as of December 31, 2007.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.6 billion as of January 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. These may include both developed market countries as well as emerging market countries, which are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch), as well as high-yield bonds (i.e., “junk bonds”), which are rated below investment grade.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

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Section 1    NVIT Cardinal Moderately Aggressive Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Cardinal Moderately Aggressive Fund (“Moderately Aggressive Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

PRINCIPAL STRATEGIES

The Moderately Aggressive Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Moderately Aggressive Fund invests considerably in equity securities, such as common stocks of U.S. or international companies. It also invests a small portion of its assets in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Moderately Aggressive Fund allocates approximately 55% of its net assets in U.S. stocks, approximately 25% in international stocks and approximately 20% in bonds.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		55%

Large Cap Stocks	35%

Mid Cap Stocks	15%

Small Cap Stocks	5%

International Stocks		25%

Bonds		20%

Money Market Instruments		0%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderately Aggressive Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderately Aggressive Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderately Aggressive Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderately Aggressive Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Moderately Aggressive Fund is intended for investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

• U.S. Stocks:
The Moderately Aggressive Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large (35%) to mid-cap (15%) companies.

• International Stocks:
The Moderately Aggressive Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (25%).

• Bonds:
The Moderately Aggressive Fund will invest approximately 20% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Moderately Aggressive Fund because the Moderately Aggressive Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderately Aggressive Fund’s holdings and cash flow and periodically adjusts the Moderately Aggressive Fund’s allocation mix to keep the Moderately Aggressive Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderately Aggressive Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Moderately Aggressive Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderately Aggressive Fund. Although certain Moderately Aggressive Fund share

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Section 1    NVIT Cardinal Moderately Aggressive Fund (cont.)

classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderately Aggressive Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Moderately Aggressive Fund

•	INVESTMENT RISK. The Moderately Aggressive Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Aggressive Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderately Aggressive Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Aggressive Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital. Furthermore, the Adviser may alter the asset allocation of the Moderately Aggressive Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Moderately Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Moderately Aggressive Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk, lower rated securities risk and mortgage- and asset-backed securities risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Moderately Aggressive Fund invests primarily in other mutual funds. In managing the Moderately Aggressive Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderately Aggressive Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderately Aggressive Fund and must act in the Moderately Aggressive Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Moderately Aggressive Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderately Aggressive Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Moderately Aggressive Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of

5

Section 1    NVIT Cardinal Moderately Aggressive Fund (cont.)

debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderately Aggressive Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Aggressive Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderately Aggressive Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	LOWER RATED SECURITIES RISK (BONDS). To the extent an Underlying Fund invests in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds, the Underlying Fund will be subject to substantial risk of loss.

•	MORTGAGE- AND ASSET-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities,

6

Section 1    NVIT Cardinal Moderately Aggressive Fund (cont.)

asset-backed securities may not have the benefit of any security interest in the related asset.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

7

Section 1    NVIT Cardinal Moderately Aggressive Fund (cont.)

PERFORMANCE

Performance information is not provided because the Moderately Aggressive Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Aggressive Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.10%	0.10%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.16%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)[5]	0.30%	0.39%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.78%	0.78%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[7]	1.08%	1.17%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Moderately Aggressive Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

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Section 1    NVIT Cardinal Moderately Aggressive Fund (cont.)

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$110	$343

Class II Shares	$119	$406

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Section 2    Fund Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

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Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE CARDINAL FUNDS

Shares of the Cardinal Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Cardinal Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide

11

Section 3    Buying and Selling Fund Shares (cont.)

that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar

12

Section 3    Buying and Selling Fund Shares (cont.)

amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately 30%, 25% and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.

13

Section 3    Buying and Selling Fund Shares (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund (including each Underlying Fund) has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

FINANCIAL HIGHLIGHTS

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

17

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.

Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other large-cap funds.

U.S. STOCKS – MID CAP

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style

18

Appendix (cont.)

of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other mid-cap funds.

U.S. STOCKS – SMALL CAP

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other small-cap funds.

19

Appendix (cont.)

INTERNATIONAL STOCKS

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies, and also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other international equity funds.

BONDS

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, bank and corporate loans, commercial paper, high-yield bonds, preferred stock and derivatives. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

LEHMAN BROTHERS NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and

20

Appendix (cont.)

U.S. government agency securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. Certain securities in which the Fund invests may be subject to delayed delivery. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, bank and corporate loans and preferred stock, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.

The Cardinal Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Cardinal Fund are invested in Underlying Funds, which means that the investment performance of each Cardinal Fund is directly related to the investment performance of these underlying investments held by the Cardinal Fund. The ability of a Cardinal Fund to meet its investment objective depends upon the allocation of the Cardinal Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Cardinal Fund’s investment performance. There can be no assurance that the investment objective of any Cardinal Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Cardinal Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Cardinal Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of

21

Appendix (cont.)

other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF
PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

22

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of
Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide® Variable Insurance Trust

NVIT Cardinalsm Capital Appreciation Fund

FundProspectus

March 27, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about the NVIT Cardinal Series
Purpose of the Cardinal Series
About Asset Classes

Fund Summary

4	NVIT Cardinal Capital Appreciation Fund
Objective and Principal Strategy
Principal Risks
Performance
Fees and Expenses

10	Fund Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

11	Buying and Selling Fund Shares
Who Can Buy Shares of the Cardinal Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plan
Revenue Sharing

15	Distributions and Taxes
Dividends and Distributions
Tax Status

16	Multi-Manager Structure

17	Financial Highlights

18	Appendix
Additional Information about Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION

This Prospectus provides information about one of the seven NVIT Cardinalsm Series (the “Fund,” and collectively, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Cardinal Capital Appreciation Fund

The Cardinal Funds also include:

NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund

For information about any of these other Cardinal Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class I shares
•	Class II shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE CARDINAL SERIES

The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Cardinal Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Cardinal Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective. At present, each of the Underlying Funds is a series of the Trust.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the

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various asset classes described below, in different percentage combinations, each Cardinal Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Cardinal Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500® Index, ranging from $710 million to $511.9 billion as of December 31, 2007.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.6 billion as of January 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. These may include both developed market countries as well as emerging market countries, which are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch), as well as high-yield bonds (i.e., “junk bonds”), which are rated below investment grade.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

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Section 1    NVIT Cardinal Capital Appreciation Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Cardinal Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

PRINCIPAL STRATEGIES

The Capital Appreciation Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Capital Appreciation Fund invests considerably in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth. It also invests to a lesser extent in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Capital Appreciation Fund allocates approximately 50% of its net assets in U.S. stocks, approximately 20% in international stocks and approximately 27% in bonds.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		50%

Large Cap Stocks	32%

Mid Cap Stocks	13%

Small Cap Stocks	5%

International Stocks		20%

Bonds		27%

Money Market Instruments		3%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Capital Appreciation Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Capital Appreciation Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Capital Appreciation Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Capital Appreciation Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Capital Appreciation Fund is intended for investors who want to emphasize capital growth over the long-term and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

•	U.S. Stocks:
The Capital Appreciation Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large (32%) to mid-cap (13%) companies.

• International Stocks:
The Capital Appreciation Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (20%).

•	Bonds:
The Capital Appreciation Fund will invest approximately 27% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Capital Appreciation Fund because the Capital Appreciation Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Capital Appreciation Fund’s holdings and cash flow and periodically adjusts the Capital Appreciation Fund’s allocation mix to keep the Capital Appreciation Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Capital Appreciation Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Capital Appreciation Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Capital Appreciation Fund. Although certain Capital Appreciation Fund share classes will charge

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Section 1    NVIT Cardinal Capital Appreciation Fund (cont.)

a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Capital Appreciation Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Capital Appreciation Fund

•	INVESTMENT RISK. The Capital Appreciation Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Capital Appreciation Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Capital Appreciation Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Capital Appreciation Fund, but there is no guarantee that its decisions will produce the intended result. The Capital Appreciation Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital, as well as some that provide income. Furthermore, the Adviser may alter the asset allocation of the Capital Appreciation Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Capital Appreciation Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Capital Appreciation Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk, lower rated securities risk and mortgage- and asset-backed securities risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Capital Appreciation Fund invests primarily in other mutual funds. In managing the Capital Appreciation Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Capital Appreciation Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Capital Appreciation Fund and must act in the Capital Appreciation Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Capital Appreciation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Capital Appreciation Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Capital Appreciation Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Capital Appreciation Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

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Section 1    NVIT Cardinal Capital Appreciation Fund (cont.)

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Capital Appreciation Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Capital Appreciation Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Capital Appreciation Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	LOWER RATED SECURITIES RISK (BONDS). To the extent an Underlying Fund invests in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds, the Underlying Fund will be subject to substantial risk of loss.

•	MORTGAGE- AND ASSET-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the

6

Section 1    NVIT Cardinal Capital Appreciation Fund (cont.)

securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

7

Section 1    NVIT Cardinal Capital Appreciation Fund (cont.)

PERFORMANCE

Performance information is not provided because the Capital Appreciation Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Capital Appreciation Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.10%	0.10%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.16%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)[5]	0.30%	0.39%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.74%	0.74%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[7]	1.04%	1.13%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Capital Appreciation Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

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Section 1    NVIT Cardinal Capital Appreciation Fund (cont.)

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$106	$331

Class II Shares	$115	$393

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Section 2    Fund Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

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Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE CARDINAL FUNDS

Shares of the Cardinal Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Cardinal Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide

11

Section 3    Buying and Selling Fund Shares (cont.)

that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar

12

Section 3    Buying and Selling Fund Shares (cont.)

amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately 30%, 25% and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.

13

Section 3    Buying and Selling Fund Shares (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund (including each Underlying Fund) has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

FINANCIAL HIGHLIGHTS

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

17

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.

Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other large-cap funds.

U.S. STOCKS – MID CAP

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style

18

Appendix (cont.)

of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other mid-cap funds.

U.S. STOCKS – SMALL CAP

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other small-cap funds.

19

Appendix (cont.)

INTERNATIONAL STOCKS

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies, and also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other international equity funds.

BONDS

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, bank and corporate loans, commercial paper, high-yield bonds, preferred stock and derivatives. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

LEHMAN BROTHERS NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund may also

20

Appendix (cont.)

invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. Certain securities in which the Fund invests may be subject to delayed delivery. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, bank and corporate loans and preferred stock, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.

The Cardinal Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Cardinal Fund are invested in Underlying Funds, which means that the investment performance of each Cardinal Fund is directly related to the investment performance of these underlying investments held by the Cardinal Fund. The ability of a Cardinal Fund to meet its investment objective depends upon the allocation of the Cardinal Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Cardinal Fund’s investment performance. There can be no assurance that the investment objective of any Cardinal Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Cardinal Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Cardinal Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in

21

Appendix (cont.)

which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF
PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

22

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of
Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide® Variable Insurance Trust

NVIT Cardinalsm Moderate Fund

FundProspectus

March 27, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about the NVIT Cardinal Series
Purpose of the Cardinal Series
About Asset Classes

Fund Summary

4	NVIT Cardinal Moderate Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

10	Fund Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

11	Buying and Selling Fund Shares
Who Can Buy Shares of the Cardinal Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plan
Revenue Sharing

15	Distributions and Taxes
Dividends and Distributions
Tax Status

16	Multi-Manager Structure

17	Financial Highlights

18	Appendix
Additional Information about Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION

This Prospectus provides information about one of the seven NVIT Cardinalsm Series (the “Fund,” and collectively, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Cardinal Moderate Fund

The Cardinal Funds also include:

NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund

For information about any of these other Cardinal Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class I shares
•	Class II shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE CARDINAL SERIES

The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Cardinal Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Cardinal Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective. At present, each of the Underlying Funds is a series of the Trust.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the

2

various asset classes described below, in different percentage combinations, each Cardinal Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Cardinal Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500® Index, ranging from $710 million to $511.9 billion as of December 31, 2007.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.6 billion as of January 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. These may include both developed market countries as well as emerging market countries, which are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch), as well as high-yield bonds (i.e., “junk bonds”), which are rated below investment grade.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Cardinal Moderate Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Cardinal Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.

PRINCIPAL STRATEGIES

The Moderate Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Moderate Fund invests a majority of its assets in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Moderate Fund allocates approximately 45% of its net assets in U.S. stocks, approximately 15% in international stocks and approximately 35% in bonds.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		45%

Large Cap Stocks	30%

Mid Cap Stocks	10%

Small Cap Stocks	5%

International Stocks		15%

Bonds		35%

Money Market Instruments		5%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderate Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderate Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderate Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderate Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Moderate Fund is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

•	U.S. Stocks:
The Moderate Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large (30%) to mid-cap (10%) companies.

•	International Stocks:
The Moderate Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (15%).

• Bonds:
The Moderate Fund will invest approximately 35% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Moderate Fund because the Moderate Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderate Fund’s holdings and cash flow and periodically adjusts the Moderate Fund’s allocation mix to keep the Moderate Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderate Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Moderate Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderate Fund. Although certain Moderate Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent

4

Section 1    NVIT Cardinal Moderate Fund (cont.)

deferred sales charge or Rule 12b-1 fee when selling shares to the Moderate Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Moderate Fund

•	INVESTMENT RISK. The Moderate Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderate Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderate Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderate Fund, but there is no guarantee that its decisions will produce the intended result. The Moderate Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the Adviser may alter the asset allocation of the Moderate Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Moderate Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Moderate Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk, lower rated securities risk and mortgage- and asset-backed securities risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Moderate Fund invests primarily in other mutual funds. In managing the Moderate Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderate Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderate Fund and must act in the Moderate Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Moderate Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderate Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderate Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Moderate Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically,

5

Section 1    NVIT Cardinal Moderate Fund (cont.)

the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderate Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderate Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderate Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	LOWER RATED SECURITIES RISK (BONDS). To the extent an Underlying Fund invests in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds, the Underlying Fund will be subject to substantial risk of loss.

•	MORTGAGE- AND ASSET-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities,

6

Section 1    NVIT Cardinal Moderate Fund (cont.)

asset-backed securities may not have the benefit of any security interest in the related asset.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

7

Section 1    NVIT Cardinal Moderate Fund (cont.)

PERFORMANCE

Performance information is not provided because the Moderate Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderate Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.10%	0.10%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.16%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)[5]	0.30%	0.39%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.71%	0.71%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[7]	1.01%	1.10%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Moderate Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

8

Section 1    NVIT Cardinal Moderate Fund (cont.)

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$103	$322

Class II Shares	$112	$384

9

Section 2    Fund Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

10

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE CARDINAL FUNDS

Shares of the Cardinal Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Cardinal Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide

11

Section 3    Buying and Selling Fund Shares (cont.)

that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar

12

Section 3    Buying and Selling Fund Shares (cont.)

amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately 30%, 25% and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.

13

Section 3    Buying and Selling Fund Shares (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund (including each Underlying Fund) has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

FINANCIAL HIGHLIGHTS

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

17

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.

Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other large-cap funds.

U.S. STOCKS – MID CAP

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style

18

Appendix (cont.)

of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other mid-cap funds.

U.S. STOCKS – SMALL CAP

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other small-cap funds.

19

Appendix (cont.)

INTERNATIONAL STOCKS

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies, and also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other international equity funds.

BONDS

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, bank and corporate loans, commercial paper, high-yield bonds, preferred stock and derivatives. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

LEHMAN BROTHERS NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and

20

Appendix (cont.)

U.S. government agency securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. Certain securities in which the Fund invests may be subject to delayed delivery. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, bank and corporate loans and preferred stock, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.

The Cardinal Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Cardinal Fund are invested in Underlying Funds, which means that the investment performance of each Cardinal Fund is directly related to the investment performance of these underlying investments held by the Cardinal Fund. The ability of a Cardinal Fund to meet its investment objective depends upon the allocation of the Cardinal Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Cardinal Fund’s investment performance. There can be no assurance that the investment objective of any Cardinal Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Cardinal Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Cardinal Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of

21

Appendix (cont.)

other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF
PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

22

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of
Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide® Variable Insurance Trust

NVIT Cardinalsm Balanced Fund

FundProspectus

March 27, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about the NVIT Cardinal Series Purpose of the Cardinal Series About Asset Classes

Fund Summary

4	NVIT Cardinal Balanced Fund
Objective and Principal Strategy
Principal Risks
Performance
Fees and Expenses

10	Fund Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

11	Buying and Selling Fund Shares
Who Can Buy Shares of the Cardinal Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plan
Revenue Sharing

15	Distributions and Taxes
Dividends and Distributions
Tax Status

16	Multi-Manager Structure

17	Financial Highlights

18	Appendix
Additional Information about Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION

This Prospectus provides information about one of the seven NVIT Cardinalsm Series (the “Fund,” and collectively, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Cardinal Balanced Fund

The Cardinal Funds also include:

NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund

For information about any of these other Cardinal Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class I shares
•	Class II shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE CARDINAL SERIES

The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Cardinal Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Cardinal Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective. At present, each of the Underlying Funds is a series of the Trust.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the

2

various asset classes described below, in different percentage combinations, each Cardinal Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Cardinal Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500® Index, ranging from $710 million to $511.9 billion as of December 31, 2007.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.6 billion as of January 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. These may include both developed market countries as well as emerging market countries, which are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch), as well as high-yield bonds (i.e., “junk bonds”), which are rated below investment grade.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Cardinal Balanced Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Cardinal Balanced Fund (“Balanced Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed income securities.

PRINCIPAL STRATEGIES

The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Balanced Fund invests approximately equal amounts of its assets in equity securities, such as common stocks of U.S. and international companies, and in fixed income securities, such as bonds and money market instruments. As of the date of this Prospectus, the Balanced Fund allocates approximately 38% of its net assets in U.S. stocks, approximately 12% in international stocks and approximately 50% in bonds and money market instruments.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		38%

Large Cap Stocks	25%

Mid Cap Stocks	10%

Small Cap Stocks	3%

International Stocks		12%

Bonds		44%

Money Market Instruments		6%

TOTAL ALLOCATION		100%

As a non-fundamental policy (i.e., which may be changed by the Fund’s Board of Trustees without requiring shareholder approval), the Balanced Fund normally invests at least 25% of its net assets in senior fixed income securities.

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Balanced Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Balanced Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Balanced Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Balanced Fund, and therefore, allocation changes may not be made in response to short-term market conditions. Subject to the non-fundamental policy described in the previous paragraph, the Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Balanced Fund is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income, broad portfolio diversification, and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

•	U.S. Stocks:
The Balanced Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large (25%) to mid-cap (10%) companies.

•	International Stocks:
The Balanced Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (12%).

•	Bonds:
The Balanced Fund will invest approximately 44% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	Money Market Instruments:
The Balanced Fund will invest approximately 6% of its assets in one or more Underlying Funds that invest in money market instruments.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Balanced Fund because the Balanced Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Balanced Fund’s holdings and cash flow and periodically adjusts the Balanced Fund’s allocation mix to keep the Balanced Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be

4

Section 1    NVIT Cardinal Balanced Fund (cont.)

added or removed from the Balanced Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Balanced Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Balanced Fund. Although certain Balanced Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Balanced Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Balanced Fund

•	INVESTMENT RISK. The Balanced Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Balanced Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Balanced Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Balanced Fund, but there is no guarantee that its decisions will produce the intended result. The Balanced Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital and income through a diversified portfolio of equity and fixed income securities. Furthermore, the Adviser may alter the asset allocation of the Balanced Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Balanced Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds and money market instruments, the Balanced Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk, lower rated securities risk, mortgage- and asset-backed securities risk and money market risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Balanced Fund invests primarily in other mutual funds. In managing the Balanced Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Balanced Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Balanced Fund and must act in the Balanced Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Balanced Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Balanced Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Balanced Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Balanced Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium

5

Section 1    NVIT Cardinal Balanced Fund (cont.)

capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Balanced Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Balanced Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Balanced Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	LOWER RATED SECURITIES RISK (BONDS). To the extent an Underlying Fund invests in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds, the Underlying Fund will be subject to substantial risk of loss.

•	MORTGAGE- AND ASSET-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates

6

Section 1    NVIT Cardinal Balanced Fund (cont.)

than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

•	MONEY MARKET RISK. The risks that apply to bonds, as described above, also apply to money market instruments, but to a lesser degree. This is because the Balanced Fund’s money market instruments are securities with shorter maturities and higher quality than those typically of bonds.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

7

Section 1    NVIT Cardinal Balanced Fund (cont.)

PERFORMANCE

Performance information is not provided because the Balanced Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Balanced Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.10%	0.10%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.16%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)[5]	0.30%	0.39%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.68%	0.68%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[7]	0.98%	1.07%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Balanced Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

8

Section 1    NVIT Cardinal Balanced Fund (cont.)

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$100	$312

Class II Shares	$109	$374

9

Section 2    Fund Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

10

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE CARDINAL FUNDS

Shares of the Cardinal Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Cardinal Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide

11

Section 3    Buying and Selling Fund Shares (cont.)

that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar

12

Section 3    Buying and Selling Fund Shares (cont.)

amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately 30%, 25% and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.

13

Section 3    Buying and Selling Fund Shares (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund (including each Underlying Fund) has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

FINANCIAL HIGHLIGHTS

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

17

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.

Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other large-cap funds.

U.S. STOCKS – MID CAP

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style

18

Appendix (cont.)

of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other mid-cap funds.

U.S. STOCKS – SMALL CAP

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other small-cap funds.

19

Appendix (cont.)

INTERNATIONAL STOCKS

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies, and also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other international equity funds.

BONDS

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, bank and corporate loans, commercial paper, high-yield bonds, preferred stock and derivatives. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

LEHMAN BROTHERS NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and

20

Appendix (cont.)

U.S. government agency securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. Certain securities in which the Fund invests may be subject to delayed delivery. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, bank and corporate loans and preferred stock, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.

The Cardinal Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Cardinal Fund are invested in Underlying Funds, which means that the investment performance of each Cardinal Fund is directly related to the investment performance of these underlying investments held by the Cardinal Fund. The ability of a Cardinal Fund to meet its investment objective depends upon the allocation of the Cardinal Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Cardinal Fund’s investment performance. There can be no assurance that the investment objective of any Cardinal Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Cardinal Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Cardinal Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of

21

Appendix (cont.)

other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF
PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

22

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of
Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide® Variable Insurance Trust

NVIT Cardinalsm Moderately Conservative Fund

FundProspectus

March 27, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about the NVIT Cardinal Series
Purpose of the Cardinal Series
About Asset Classes

Fund Summary

4	NVIT Cardinal Moderately Conservative Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

10	Fund Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

11	Buying and Selling Fund Shares
Who Can Buy Shares of the Cardinal Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plan
Revenue Sharing

15	Distributions and Taxes
Dividends and Distributions
Tax Status

16	Multi-Manager Structure

17	Financial Highlights

18	Appendix
Additional Information about Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION

This Prospectus provides information about one of the seven NVIT Cardinalsm Series (the “Fund,” and collectively, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Cardinal Moderately Conservative Fund

The Cardinal Funds also include:

NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Conservative Fund

For information about any of these other Cardinal Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class I shares
•	Class II shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE CARDINAL SERIES

The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Cardinal Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Cardinal Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective. At present, each of the Underlying Funds is a series of the Trust.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the

2

various asset classes described below, in different percentage combinations, each Cardinal Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Cardinal Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500® Index, ranging from $710 million to $511.9 billion as of December 31, 2007.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.6 billion as of January 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. These may include both developed market countries as well as emerging market countries, which are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch), as well as high-yield bonds (i.e., “junk bonds”), which are rated below investment grade.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Cardinal Moderately Conservative Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Cardinal Moderately Conservative Fund (“Moderately Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a moderately conservative level of risk.

PRINCIPAL STRATEGIES

The Moderately Conservative Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in fixed-income or equity securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Moderately Conservative Fund invests a majority of its assets in fixed income securities, such as bonds and money market instruments in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth. As of the date of this Prospectus, the Moderately Conservative Fund allocates approximately 52% of its net assets in bonds, approximately 40% in U.S. and international stocks and approximately 8% in money market instruments.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		30%

Large Cap Stocks	20%

Mid Cap Stocks	10%

Small Cap Stocks	0%

International Stocks		10%

Bonds		52%

Money Market Instruments		8%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderately Conservative Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderately Conservative Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderately Conservative Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderately Conservative Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Moderately Conservative Fund is intended for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

•	Bonds:
The Moderately Conservative Fund will invest approximately 52% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	U.S. Stocks:
The Moderately Conservative Fund will invest in one or more Underlying Funds that invest in stocks issued by large (20%) and mid-cap companies (10%).

•	International Stocks:
The Moderately Conservative Fund will invest approximately 10% of its assets in one or more Underlying Funds that invest in stocks issued by foreign companies.

•	Money Market Instruments:
The Moderately Conservative Fund will invest approximately 8% of its assets in one or more Underlying Funds that invest in money market instruments.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Moderately Conservative Fund because the Moderately Conservative Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderately Conservative Fund’s holdings and cash flow and periodically adjusts the Moderately Conservative Fund’s allocation mix to keep the Moderately Conservative Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderately

4

Section 1    NVIT Cardinal Moderately Conservative Fund (cont.)

Conservative Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Moderately Conservative Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderately Conservative Fund. Although certain Moderately Conservative Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderately Conservative Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Moderately Conservative Fund

•	INVESTMENT RISK. The Moderately Conservative Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Conservative Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderately Conservative Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Conservative Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide income and growth of capital through a diversified portfolio of fixed income and equity securities. Furthermore, the Adviser may alter the asset allocation of the Moderately Conservative Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Moderately Conservative Fund is weighted towards Underlying Funds that invest in bonds and money market instruments as well as stocks (both U.S. and international, including mid-cap stocks), the Moderately Conservative Fund is more subject to the risks associated with those investments such as interest rate risk, inflation risk, credit risk, lower rated securities risk, mortgage- and asset-backed securities risk, money market risk, stock market risk, foreign risk and mid-cap risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Moderately Conservative Fund invests primarily in other mutual funds. In managing the Moderately Conservative Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderately Conservative Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderately Conservative Fund and must act in the Moderately Conservative Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Moderately Conservative Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Conservative Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderately Conservative Fund invests in them.

The principal risks associated with the Underlying Funds and investments are summarized below.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderately Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Conservative Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a

5

Section 1    NVIT Cardinal Moderately Conservative Fund (cont.)

debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderately Conservative Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	LOWER RATED SECURITIES RISK (BONDS). To the extent an Underlying Fund invests in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds, the Underlying Fund will be subject to substantial risk of loss.

•	MORTGAGE- AND ASSET-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Moderately Conservative Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are

6

Section 1    NVIT Cardinal Moderately Conservative Fund (cont.)

not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	MONEY MARKET RISK. The risks that apply to bonds, as described above, also apply to money market instruments, but to a lesser degree. This is because the Moderately Conservative Fund’s money market instruments are securities with shorter maturities and higher quality than those typically of bonds.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

7

Section 1    NVIT Cardinal Moderately Conservative Fund (cont.)

PERFORMANCE

Performance information is not provided because the Moderately Conservative Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Conservative Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.10%	0.10%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.16%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)[5]	0.30%	0.39%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.64%	0.64%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[7]	0.94%	1.03%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Moderately Conservative Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

8

Section 1    NVIT Cardinal Moderately Conservative Fund (cont.)

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$96	$300

Class II Shares	$105	$362

9

Section 2    Fund Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

10

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE CARDINAL FUNDS

Shares of the Cardinal Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Cardinal Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide

11

Section 3    Buying and Selling Fund Shares (cont.)

that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar

12

Section 3    Buying and Selling Fund Shares (cont.)

amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately 30%, 25% and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.

13

Section 3    Buying and Selling Fund Shares (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund (including each Underlying Fund) has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

FINANCIAL HIGHLIGHTS

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

17

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.

Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other large-cap funds.

U.S. STOCKS – MID CAP

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style

18

Appendix (cont.)

of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other mid-cap funds.

U.S. STOCKS – SMALL CAP

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other small-cap funds.

19

Appendix (cont.)

INTERNATIONAL STOCKS

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies, and also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other international equity funds.

BONDS

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, bank and corporate loans, commercial paper, high-yield bonds, preferred stock and derivatives. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

LEHMAN BROTHERS NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and

20

Appendix (cont.)

U.S. government agency securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. Certain securities in which the Fund invests may be subject to delayed delivery. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, bank and corporate loans and preferred stock, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.

The Cardinal Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Cardinal Fund are invested in Underlying Funds, which means that the investment performance of each Cardinal Fund is directly related to the investment performance of these underlying investments held by the Cardinal Fund. The ability of a Cardinal Fund to meet its investment objective depends upon the allocation of the Cardinal Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Cardinal Fund’s investment performance. There can be no assurance that the investment objective of any Cardinal Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Cardinal Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Cardinal Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of

21

Appendix (cont.)

other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF
PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

22

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of
Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide® Variable Insurance Trust

NVIT Cardinalsm Conservative Fund

FundProspectus

March 27, 2008 (as revised May 1, 2008)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about the NVIT Cardinal Series
Purpose of the Cardinal Series
About Asset Classes

Fund Summary

4	NVIT Cardinal Conservative Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

9	Fund Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

10	Buying and Selling Fund Shares
Who Can Buy Shares of the Cardinal Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plan
Revenue Sharing

14	Distributions and Taxes
Dividends and Distributions
Tax Status

15	Multi-Manager Structure

16	Financial Highlights

17	Appendix
Additional Information about Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION

This Prospectus provides information about one of the seven NVIT Cardinalsm Series (the “Fund,” and collectively, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Cardinal Conservative Fund

The Cardinal Funds also include:

NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund

For information about any of these other Cardinal Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class I shares
•	Class II shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 10.

PURPOSE OF THE CARDINAL SERIES

The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Cardinal Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Cardinal Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective. At present, each of the Underlying Funds is a series of the Trust.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the

2

various asset classes described below, in different percentage combinations, each Cardinal Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Cardinal Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500® Index, ranging from $710 million to $511.9 billion as of December 31, 2007.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $446 million to $40.6 billion as of January 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. These may include both developed market countries as well as emerging market countries, which are developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch), as well as high-yield bonds (i.e., “junk bonds”), which are rated below investment grade.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Cardinal Conservative Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Cardinal Conservative Fund (“Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

PRINCIPAL STRATEGIES

The Conservative Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in fixed-income or equity securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Conservative Fund invests heavily in fixed-income securities, such as bonds and money market instruments, and a relatively small portion of its assets in equity securities, such as common stocks. As of the date of this Prospectus, the Conservative Fund allocates approximately 70% of its net assets in bonds, approximately 10% in money market instruments, and approximately 20% in U.S. and international stocks.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		15%

Large Cap Stocks	10%

Mid Cap Stocks	5%

Small Cap Stocks	0%

International Stocks		5%

Bonds		70%

Money Market Instruments		10%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Conservative Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Conservative Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Conservative Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Conservative Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Conservative Fund is intended for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

•	Bonds:
The Conservative Fund will invest approximately 70% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	Money Market Instruments:
The Conservative Fund will invest approximately 10% of its assets in one or more Underlying Funds that invest in money market instruments.

•	U.S. Stocks:
The Conservative Fund will invest in one or more Underlying Funds that invest in stocks issued by large-cap companies (10%).

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Conservative Fund because the Conservative Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Conservative Fund’s holdings and cash flow and periodically adjusts the Conservative Fund’s allocation mix to keep the Conservative Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Conservative Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Conservative Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Conservative Fund. Although certain Conservative Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Conservative Fund so there is no duplication of these fees or charges.

4

Section 1    NVIT Cardinal Conservative Fund (cont.)

PRINCIPAL RISKS

Risks Applicable to the Conservative Fund

•	INVESTMENT RISK. The Conservative Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Conservative Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Conservative Fund, but there is no guarantee that its decisions will produce the intended result. The Conservative Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide income but also some capital growth. Furthermore, the Adviser may alter the asset allocation of the Conservative Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Conservative Fund is weighted towards Underlying Funds that invest in bonds and money market instruments, as well as some stocks, the Conservative Fund is more subject to the risks associated with those investments such as interest rate risk, inflation risk, credit risk, lower rated securities risk, mortgage- and asset-backed securities risk and money market risk, as well as stock market risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Conservative Fund invests primarily in other mutual funds. In managing the Conservative Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Conservative Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Conservative Fund and must act in the Conservative Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Conservative Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Conservative Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Conservative Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Conservative Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor

5

Section 1    NVIT Cardinal Conservative Fund (cont.)

guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Conservative Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	LOWER RATED SECURITIES RISK (BONDS). To the extent an Underlying Fund invests in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds, the Underlying Fund will be subject to substantial risk of loss.

•	MORTGAGE- AND ASSET-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

•	MONEY MARKET RISK. The risks that apply to bonds, as described above, also apply to money market instruments, but to a lesser degree. This is because the Conservative Fund’s money market instruments are securities with shorter maturities and higher quality than those typically of bonds.

•	STOCK MARKET RISK (U.S. STOCKS). The Conservative Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

PERFORMANCE

Performance information is not provided because the Conservative Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Conservative Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

6

Section 1    NVIT Cardinal Conservative Fund (cont.)

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[2]	0.13%	0.13%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES[3]	0.33%	0.58%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.16%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)[5]	0.33%	0.42%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.58%	0.58%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[7]	0.91%	1.00%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.28% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Conservative Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

7

Section 1    NVIT Cardinal Conservative Fund (cont.)

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$93	$290

Class II Shares	$102	$353

8

Section 2    Fund Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

9

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE CARDINAL FUNDS

Shares of the Cardinal Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Cardinal Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide

10

Section 3    Buying and Selling Fund Shares (cont.)

that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar

11

Section 3    Buying and Selling Fund Shares (cont.)

amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately 30%, 25% and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.

12

Section 3    Buying and Selling Fund Shares (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

13

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund (including each Underlying Fund) has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

14

Section 5    Multi-Manager Structure

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

15

Section 6    Financial Highlights

FINANCIAL HIGHLIGHTS

Financial Highlights information is not shown because the Fund did not begin operations until the date of this prospectus.

16

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.

Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other large-cap funds.

U.S. STOCKS – MID CAP

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style

17

Appendix (cont.)

of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other mid-cap funds.

U.S. STOCKS – SMALL CAP

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Cardinal Funds may also invest in other small-cap funds.

18

Appendix (cont.)

INTERNATIONAL STOCKS

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies, and also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other international equity funds.

BONDS

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, bank and corporate loans, commercial paper, high-yield bonds, preferred stock and derivatives. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

LEHMAN BROTHERS NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and

19

Appendix (cont.)

U.S. government agency securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. Certain securities in which the Fund invests may be subject to delayed delivery. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities, asset-backed securities, bank and corporate loans and preferred stock, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation, liquidity and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

The Cardinal Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.

The Cardinal Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Cardinal Fund are invested in Underlying Funds, which means that the investment performance of each Cardinal Fund is directly related to the investment performance of these underlying investments held by the Cardinal Fund. The ability of a Cardinal Fund to meet its investment objective depends upon the allocation of the Cardinal Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Cardinal Fund’s investment performance. There can be no assurance that the investment objective of any Cardinal Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Cardinal Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Cardinal Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of

20

Appendix (cont.)

other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF
PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov
•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of
Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide Variable Insurance Trust

NVIT Investor Destinations Aggressive Fund

FundProspectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about NVIT Investor Destinations Funds
A Quick Note About the Fund
Purpose of the Investor Destinations Series
About Asset Classes

Section 1: Fund Summary

4	NVIT Investor Destinations Aggressive Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

9	Section 2: Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Managers

10	Section 3: Buying and Selling Fund Shares
Who Can Buy Shares of the Investor Destinations Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

15	Section 4: Distributions and Taxes
Dividends and Distributions
Tax Status

16	Section 5: Multi-Manager Structure

17	Section 6: Financial Highlights

19	Appendix
Additional Information About Investment Strategies and Risks
Principal Risks of the Underlying Funds and Other Investments
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION ABOUT NVIT INVESTOR DESTINATION FUNDS

This Prospectus provides information about one of the five NVIT Investor Destinations Series (the “Fund”, and collectively, the “Funds” or “Investor Destinations Funds”), offered by Nationwide Variable Insurance Trust (the “Trust”). This section summarizes key information common to all five of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund)

The Investor Destinations Funds also include:

NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund)
NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund)
NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund)
NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund)

For information about any of these other Investor Destinations Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class II shares
•	Class VI shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 10.

PURPOSE OF THE NVIT INVESTOR DESTINATIONS FUNDS

The NVIT Investor Destinations Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the five Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Investor Destinations Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Investor Destinations Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher

2

potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the various asset classes in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Investor Destination Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P) 500® Index, ranging from $798 million to $452.5 billion as of March 31, 2008.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the S&P MidCap 400® Index, ranging from $26 million to $12.5 billion as of March 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $25 million to $7.3 billion as of February 29, 2008.

International Stocks – stocks of larger capitalization companies from various industries whose primary trading markets outside the United States, as represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, or mortgage-backed securities. Bonds primarily include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch). Bonds may also include the Nationwide Contract, an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the “Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

PRINCIPAL STRATEGIES

The Aggressive Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Most of these Underlying Funds seek to match, prior to the deduction of operating expenses, the performance of a particular stock or bond index. Through investments in the Underlying Funds, the Aggressive Fund invests heavily in equity securities, such as common stocks of U.S. or international companies. As of the date of this Prospectus, the Aggressive Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		65%

Large Cap Stocks	40%

Mid Cap Stocks	15%

Small Cap Stocks	10%

International Stocks		30%

Bonds		5%

Money Market Instruments		0%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Aggressive Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Aggressive Fund’s holdings and cash flow and periodically adjusts the Aggressive Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Aggressive Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Aggressive Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Aggressive Fund is intended for aggressive investors comfortable with incurring the risk associated with growth investing in a high percentage of stocks, including international stocks, investors with long time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

•	U.S. Stocks:
The Aggressive Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, including those of large (40%), mid-cap (15%) and small-cap (10%) companies.

•	International Stocks:
The Aggressive Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (30%).

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Aggressive Fund because the Aggressive Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Aggressive Fund’s holdings and cash flow and periodically adjusts the Aggressive Fund’s allocation mix to keep the Aggressive Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Aggressive Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Aggressive Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Aggressive Fund. Although certain Aggressive Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent

4

Section 1    NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund) (cont.)

deferred sales charge or Rule 12b-1 fee when selling shares to the Aggressive Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Aggressive Fund

•	INVESTMENT RISK. The Aggressive Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Aggressive Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Aggressive Fund, but there is no guarantee that its decisions will produce the intended result. The Aggressive Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital. Furthermore, the Adviser may alter the asset allocation of the Aggressive Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objectives. Because the Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap and small cap stocks, the Aggressive Fund is more subject to the risks associated with those investments such as stock market risk, mid/small cap risk and foreign risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Aggressive Fund invests primarily in other mutual funds. In managing the Aggressive Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Aggressive Fund and must act in the Aggressive Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Aggressive Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Aggressive Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	RISKS ASSOCIATED WITH INDEX FUNDS. Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Aggressive Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	MID/SMALL CAP RISK (MID CAP STOCKS AND SMALL CAP STOCKS). To the extent an Underlying Fund invests in securities of small or medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size and small

5

Section 1    NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund) (cont.)

companies are usually less stable in price and less liquid than the stocks of larger companies.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

6

Section 1    NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Aggressive Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Aggressive Fund’s annual total return over time, and shows that Fund performance can change from year to year. The table shows the Aggressive Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Aggressive Fund. Remember, however, that past performance is not necessarily an indication of how the Aggressive Fund will perform in the future.

Annual Returns – Aggressive Fund Class II

(years ended December 31)

Best Quarter:	16.6%	- 2nd qtr. of 2003
Worst Quarter:	-17.9%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Aggressive Fund-Class II Shares	5.96%	14.98%	8.73%

Aggressive Fund-Class VI Shares[2]	5.97%	15.03%	8.77%

S&P 500® Index[3]	5.49%	12.83%	6.14%[5]

Aggressive Fund Composite Index[4]	5.59%	12.42%	6.14%[5]

1	The Fund began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.

2	The returns prior to the creation of Class VI shares (April 30, 2004) include the previous performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have similar expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

3	The S&P 500® Index, the Fund’s primary index, is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Aggressive Fund Composite Index is a combination of the S&P 500® Index (95%) and the Lehman Brothers U.S. Aggregate Index (“LB U.S. Aggregate Index”) (5%). The LB U.S. Aggregate Index is an unmanaged market value-weighted index of investment-grade, fixed rate debt issues (including government, corporate and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since November 30, 2001.

7

Section 1    NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund) (cont.)

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Aggressive Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class II	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	1.00%

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%

Other Expenses[3]	0.18%	0.17%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES	0.56%	0.55%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[4]	0.28%	0.28%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[5]	0.84%	0.83%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be assessed for any Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in “Buying and Selling Fund Shares – Short-Term Trading Fees”.

3	“Other Expenses” include administrative services fees which currently are 0.16% and 0.15% for Class II and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.93% and 0.93% for Class II and Class VI shares, respectively.

4	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Aggressive Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from those shown on p. 4.

5	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares of the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee generally will be assessed in addition to the Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations of the Underlying Funds for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II Shares	$86	$268	$466	$1,037

Class VI Shares	$85	$265	$460	$1,025

8

Section 2    Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee based on the Fund’s average daily net assets. The annual management fee paid by the Fund to NFA for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets, was 0.13%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation products.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

9

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE INVESTOR DESTINATIONS FUNDS

Shares of the Investor Destinations Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Investor Destinations Funds as underlying investment vehicles for their separate accounts. This is known as “shared funding.” Class VI shares generally are subject to a short-term trading fee as described below. Shares of the Investor Destinations Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Investor Destinations Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Investor Destinations Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Investor Destinations Funds with more aggressive strategies tend to invest more in foreign securities than do the Investor Destinations Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

10

Section 3    Buying and Selling Fund Shares (cont.)

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Investor Destinations Funds and the Underlying Funds are valued in order to determine each Investor Destinations Fund’s NAV. The Valuation Procedures provide that an Investor Destinations Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Investor Destinations Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Investor Destinations Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Investor Destinations Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Investor Destinations Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and

11

Section 3    Buying and Selling Fund Shares (cont.)

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund and Moderately Aggressive Fund, may be at greater risk for excessive trading because these Funds invest approximately 30% and 25%, respectively, of their assets in international securities, specifically the NVIT International Index Fund or Nationwide International Index Fund, each of which, in turn, invests at least 80% of its respective net assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class VI shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, the Funds have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in Class VI shares may have on the costs that affect all classes of shares and shareholders in

12

Section 3    Buying and Selling Fund Shares (cont.)

the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class VI shares for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the shares held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class VI shares held for the shortest time on behalf of the variable insurance contract owner will be treated as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class II and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing,

13

Section 3    Buying and Selling Fund Shares (cont.)

promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

17

Section 6    Investor Destinations Aggressive Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Year ended December 31, 2003	$8.15	0.12	2.46	2.58	(0.12)	(0.12)	(0.24)	$10.49	31.87%	$94,500	0.55%	1.60%	(f)	(f)	49.13%
Year ended December 31, 2004 (e)	$10.49	0.17	1.28	1.45	(0.17)	(0.25)	(0.42)	$11.52	14.03%	$332,097	0.56%	2.13%	(f)	(f)	18.26%
Year ended December 31, 2005	$11.52	0.22	0.68	0.90	(0.22)	(0.23)	(0.45)	$11.97	7.93%	$577,843	0.56%	2.04%	(f)	(f)	9.12%
Year ended December 31, 2006	$11.97	0.20	1.78	1.98	(0.26)	(0.18)	(0.44)	$13.51	16.87%	$727,599	0.57%	1.56%	(f)	(f)	7.82%
Year ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	$13.60	5.96%	$762,322	0.56%	1.60%	0.56%	1.60%	76.72%

Class VI Shares
Period ended December 31, 2004 (g)	$10.52	0.17	1.15	1.32	(0.17)	(0.15)	(0.32)	$11.52	12.58%	$440	0.41%	3.59%	(f)	(f)	18.26%
Year ended December 31, 2005	$11.52	0.23	0.68	0.91	(0.24)	(0.23)	(0.47)	$11.96	7.95%	$7,303	0.51%	3.82%	(f)	(f)	9.12%
Year ended December 31, 2006	$11.96	0.20	1.77	1.97	(0.28)	(0.18)	(0.46)	$13.47	16.92%	$11,389	0.56%	1.72%	(f)	(f)	7.82%
Year ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	$13.54	5.97%	$13,868	0.55%	1.80%	0.55%	1.80%	76.72%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

18

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Investor Destinations Funds are designed to provide diversification across major asset classes through investments in underlying mutual funds and the Nationwide Contract (“Underlying Funds”) as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the five Investor Destinations Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Please refer to “Risks of the Underlying Investments Applicable to the Fund” for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Investor Destinations Fund. Although Class II and Class VI shares of each Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds, so there is no duplication of these fees or charges.

Following are descriptions of the Underlying Funds selected for each asset class. Each Investor Destinations Fund may invest in these Underlying Funds as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other large-cap index funds that seek to match the performance of the S&P 500® Index.

U.S. STOCKS – MID CAP

NVIT MID CAP INDEX FUND seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other mid-cap index funds that seek to match the performance of the S&P MidCap 400® Index.

U.S. STOCKS – SMALL CAP

NVIT SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

19

Appendix (cont.)

The Investor Destinations Funds may also invest in other small-cap index funds that seek to match the performance of the Russell 2000® Index.

INTERNATIONAL STOCKS

NVIT INTERNATIONAL INDEX FUND and NATIONWIDE INTERNATIONAL INDEX FUND each seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE Index.

BONDS

NVIT BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of U.S. dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or have the same characteristics of the bonds comprising the Index and in derivative instruments linked to the Index. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE NATIONWIDE CONTRACT is an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed by Nationwide. The Funds’ Adviser believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide Contract could hamper its performance. The Nationwide Contract and any payments or guarantees thereunder are also subject to credit risk associated with Nationwide.

NVIT ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

The Investor Destinations Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Investor Destinations Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

20

Appendix (cont.)

PERFORMANCE RISK. The assets of each Investor Destinations Fund are invested in Underlying Funds, including the Nationwide Contract, and money market instruments, which means that the investment performance of each Investor Destinations Fund is directly related to the investment performance of these underlying investments held by the Investor Destinations Fund. The ability of an Investor Destinations Fund to meet its investment objective depends upon the allocation of the Investor Destinations Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect an Investor Destinations Fund’s investment performance. There can be no assurance that the investment objective of any Investor Destinations Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Investor Destinations Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds, including the Nationwide Contract, represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Investor Destinations Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

0

Nationwide Variable Insurance Trust

NVIT Investor Destinations Moderately Aggressive Fund

FundProspectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about NVIT Investor Destinations Funds
A Quick Note About the Fund
Purpose of the Investor Destinations Series
About Asset Classes

Section 1: Fund Summary

4	NVIT Investor Destinations Moderately Aggressive Fund
Objective and Principal Strategy
Principal Risks
Performance
Fees and Expenses

10	Section 2: Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Managers

11	Section 3: Buying and Selling Fund Shares
Who Can Buy Shares of the Investor Destinations Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

16	Section 4: Distributions and Taxes
Dividends and Distributions
Tax Status

17	Section 5: Multi-Manager Structure

18	Section 6: Financial Highlights

20	Appendix
Additional Information About Investment Strategies and Risks
Principal Risks of the Underlying Funds and Other Investments
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION ABOUT NVIT INVESTOR DESTINATION FUNDS

This Prospectus provides information about one of the five NVIT Investor Destinations Series (the “Fund”, and collectively, the “Funds” or “Investor Destinations Funds”), offered by Nationwide Variable Insurance Trust (the “Trust”). This section summarizes key information common to all five of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund)

The Investor Destinations Funds also include:

NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund)
NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund)
NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund)
NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund)

For information about any of these other Investor Destinations Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class II shares
•	Class VI shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE NVIT INVESTOR DESTINATIONS FUNDS

The NVIT Investor Destinations Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the five Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Investor Destinations Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Investor Destinations Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon

2

and more risk than you would expect from most “bond” assets. By combining the various asset classes in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Investor Destination Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P) 500® Index, ranging from $798 million to $452.5 billion as of March 31, 2008.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the S&P MidCap 400® Index, ranging from $26 million to $12.5 billion as of March 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $25 million to $7.3 billion as of February 29, 2008.

International Stocks – stocks of larger capitalization companies from various industries whose primary trading markets outside the United States, as represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, or mortgage-backed securities. Bonds primarily include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch). Bonds may also include the Nationwide Contract, an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

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Section 1    NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately Aggressive Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

PRINCIPAL STRATEGIES

The Moderately Aggressive Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Most of these Underlying Funds seek to match, prior to the deduction of operating expenses, the performance of a particular stock or bond index. Through investments in the Underlying Funds, the Moderately Aggressive Fund invests considerably in equity securities, such as common stocks of U.S. or international companies. It also invests a smaller portion of its assets in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Moderately Aggressive Fund allocates approximately 55% of its net assets in U.S. stocks, approximately 25% in international stocks and approximately 20% in bonds.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		55%

Large Cap Stocks	35%

Mid Cap Stocks	15%

Small Cap Stocks	5%

International Stocks		25%

Bonds		20%

Money Market Instruments		0%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderately Aggressive Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderately Aggressive Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderately Aggressive Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderately Aggressive Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Moderately Aggressive Fund is intended for investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

•	U.S. Stocks:
The Moderately Aggressive Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large (35%) to mid-cap (15%) companies.

•	International Stocks:
The Moderately Aggressive Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (25%).

•	Bonds:
The Moderately Aggressive Fund will invest approximately 20% of its assets in the Nationwide Contract and one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Moderately Aggressive Fund because the Moderately Aggressive Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderately Aggressive Fund’s holdings and cash flow and periodically adjusts the Moderately Aggressive Fund’s allocation mix to keep the Moderately Aggressive Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be

4

Section 1    NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund) (cont.)

added or removed from the Moderately Aggressive Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Moderately Aggressive Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderately Aggressive Fund. Although certain Moderately Aggressive Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderately Aggressive Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Moderately Aggressive Fund

•	INVESTMENT RISK. The Moderately Aggressive Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Aggressive Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderately Aggressive Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Aggressive Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital with some amount of income. Furthermore, the Adviser may alter the asset allocation of the Moderately Aggressive Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objectives. Because the Moderately Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Moderately Aggressive Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk and mortgage-backed securities risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Moderately Aggressive Fund invests primarily in other mutual funds. In managing the Moderately Aggressive Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderately Aggressive Fund. The Nationwide Contract also earns money for the Adviser’s affiliate. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderately Aggressive Fund and must act in the Moderately Aggressive Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Moderately Aggressive Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderately Aggressive Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	RISKS ASSOCIATED WITH INDEX FUNDS. Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Moderately Aggressive Fund could lose value if the individual stocks

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Section 1    NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund) (cont.)

in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderately Aggressive Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Aggressive Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other pass-through securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderately Aggressive Fund are not guaranteed.

Securities in which an Underlying Fund will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its

6

Section 1    NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund) (cont.)

investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	MORTGAGE-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

7

Section 1    NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Moderately Aggressive Fund: volatility and performance. The bar chart shows the volatility- or variability- of the Moderately Aggressive Fund’s annual total return over time, and shows that Fund performance can change from year to year. The table shows the Moderately Aggressive Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Moderately Aggressive Fund. Remember, however, that past performance is not necessarily an indication of how the Moderately Aggressive Fund will perform in the future.

Annual Returns – Moderately Aggressive Fund Class II

(years ended December 31)

Best Quarter:	14.1%	- 2nd qtr. of 2003
Worst Quarter:	-14.7%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Moderately Aggressive Fund-Class II Shares	6.15%	13.07%	8.03%

Moderately Aggressive Fund-Class VI Shares[2]	6.16%	13.11%	8.07%

S&P 500® Index[3]	5.49%	12.83%	6.14%	[5]

Moderately Aggressive Fund Composite Index[4]	5.74%	11.12%	5.97%	[5]

1	The Fund began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.

2	The returns prior to the creation of Class VI shares (April 30, 2004) include the previous performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have similar expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

3	The S&P 500® Index, the Fund’s primary index, is an unmanaged, market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad U.S. economy. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderately Aggressive Fund Composite Index is a combination of the S&P 500® Index (80%), the Lehman Brothers U.S. Aggregate Index (“LB U.S. Aggregate Index”) (15%), and the Citigroup 3 Month T-Bill Index (5%). The LB U.S. Aggregate Index is an unmanaged market value-weighted index of investment-grade, fixed rate debt issues (including government, corporate and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since November 30, 2001.

8

Section 1    NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund) (cont.)

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Aggressive Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class II	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	1.00%

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%

Other Expenses[3]	0.20%	0.17%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES	0.58%	0.55%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[4]	0.27%	0.27%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[5]	0.85%	0.82%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be assessed for any Class VI shares redeemed/ exchanged within 60 days after the date they were acquired, except as described in “Buying and Selling Fund Shares – Short-Term Trading Fees”.

3	“Other Expenses” include administrative services fees which currently are 0.18% and 0.15% for Class II and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.92% and 0.92% for Class II and Class VI shares, respectively.

4	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Moderately Aggressive Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from those shown on p. 4.

5	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares of the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee generally will be assessed in addition to the Moderately Aggressive Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Moderately Aggressive Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations of the Underlying Funds for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II Shares	$87	$271	$471	$1,049

Class VI Shares	$84	$262	$455	$1,014

9

Section 2    Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee based on the Fund’s average daily net assets. The annual management fee paid by the Fund to NFA for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets, was 0.13%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation products.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

10

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE INVESTOR DESTINATIONS FUNDS

Shares of the Investor Destinations Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Investor Destinations Funds as underlying investment vehicles for their separate accounts. This is known as “shared funding.” Class VI shares generally are subject to a short-term trading fee as described below. Shares of the Investor Destinations Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Investor Destinations Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Investor Destinations Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Investor Destinations Funds with more aggressive strategies tend to invest more in foreign securities than do the Investor Destinations Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

11

Section 3    Buying and Selling Fund Shares (cont.)

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Investor Destinations Funds and the Underlying Funds are valued in order to determine each Investor Destinations Fund’s NAV. The Valuation Procedures provide that an Investor Destinations Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Investor Destinations Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Investor Destinations Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Investor Destinations Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Investor Destinations Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and

12

Section 3    Buying and Selling Fund Shares (cont.)

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund and Moderately Aggressive Fund, may be at greater risk for excessive trading because these Funds invest approximately 30% and 25%, respectively, of their assets in international securities, specifically the NVIT International Index Fund or Nationwide International Index Fund, each of which, in turn, invests at least 80% of its respective net assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class VI shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, the Funds have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in Class VI shares may have on the costs that affect all classes of shares and shareholders in

13

Section 3    Buying and Selling Fund Shares (cont.)

the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class VI shares for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the shares held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class VI shares held for the shortest time on behalf of the variable insurance contract owner will be treated as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class II and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing,

14

Section 3    Buying and Selling Fund Shares (cont.)

promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

15

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

16

Section 5    Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

17

Section 6    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

18

Section 6    Investor Destinations Moderately Aggressive Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Year ended December 31, 2003	$8.49	0.14	2.10	2.24	(0.13)	—	(0.13)	$10.60	26.64%	$290,666	0.56%	1.73%	(f)	(f)	22.22%
Year ended December 31, 2004 (e)	$10.60	0.19	1.08	1.27	(0.19)	(0.16)	(0.35)	$11.52	12.09%	$734,244	0.55%	2.11%	(f)	(f)	11.44%
Year ended December 31, 2005	$11.52	0.24	0.57	0.81	(0.24)	(0.24)	(0.48)	$11.85	7.07%	$1,202,098	0.57%	2.23%	(f)	(f)	7.53%
Year ended December 31, 2006	$11.85	0.23	1.45	1.68	(0.27)	(0.16)	(0.43)	$13.10	14.54%	$1,880,752	0.57%	1.97%	(f)	(f)	5.40%
Year ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	$13.34	6.15%	$2,309,023	0.58%	2.03%	0.58%	2.03%	65.97%

Class VI Shares
Period ended December 31, 2004 (g)	$10.63	0.17	0.98	1.15	(0.17)	(0.10)	(0.27)	$11.51	10.92%	$2,751	0.41%	4.26%	(f)	(f)	11.44%
Year ended December 31, 2005	$11.51	0.25	0.57	0.82	(0.26)	(0.24)	(0.50)	$11.83	7.16%	$7,575	0.48%	2.59%	(f)	(f)	7.53%
Year ended December 31, 2006	$11.83	0.24	1.44	1.68	(0.29)	(0.16)	(0.45)	$13.06	14.56%	$12,111	0.56%	1.99%	(f)	(f)	5.40%
Year ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	$13.28	6.16%	$16,432	0.55%	2.01%	0.55%	2.01%	65.97%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

19

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Investor Destinations Funds are designed to provide diversification across major asset classes through investments in underlying mutual funds and the Nationwide Contract (“Underlying Funds”) as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the five Investor Destinations Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Please refer to “Risks of the Underlying Investments Applicable to the Fund” for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Investor Destinations Fund. Although Class II and Class VI shares of each Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds, so there is no duplication of these fees or charges.

Following are descriptions of the Underlying Funds selected for each asset class. Each Investor Destinations Fund may invest in these Underlying Funds as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other large-cap index funds that seek to match the performance of the S&P 500® Index.

U.S. STOCKS – MID CAP

NVIT MID CAP INDEX FUND seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other mid-cap index funds that seek to match the performance of the S&P MidCap 400® Index.

U.S. STOCKS – SMALL CAP

NVIT SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

20

Appendix (cont.)

The Investor Destinations Funds may also invest in other small-cap index funds that seek to match the performance of the Russell 2000® Index.

INTERNATIONAL STOCKS

NVIT INTERNATIONAL INDEX FUND and NATIONWIDE INTERNATIONAL INDEX FUND each seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE Index.

BONDS

NVIT BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of U.S. dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or have the same characteristics of the bonds comprising the Index and in derivative instruments linked to the Index. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE NATIONWIDE CONTRACT is an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed by Nationwide. The Funds’ Adviser believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide Contract could hamper its performance. The Nationwide Contract and any payments or guarantees thereunder are also subject to credit risk associated with Nationwide.

NVIT ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

The Investor Destinations Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Investor Destinations Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

21

Appendix (cont.)

PERFORMANCE RISK. The assets of each Investor Destinations Fund are invested in Underlying Funds, including the Nationwide Contract, and money market instruments, which means that the investment performance of each Investor Destinations Fund is directly related to the investment performance of these underlying investments held by the Investor Destinations Fund. The ability of an Investor Destinations Fund to meet its investment objective depends upon the allocation of the Investor Destinations Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect an Investor Destinations Fund’s investment performance. There can be no assurance that the investment objective of any Investor Destinations Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Investor Destinations Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds, including the Nationwide Contract, represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Investor Destinations Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

22

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide Variable Insurance Trust

NVIT Investor Destinations Moderate Fund

FundProspectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about NVIT Investor Destinations Funds
A Quick Note About the Fund
Purpose of the Investor Destinations Series
About Asset Classes

Section 1: Fund Summary

4	NVIT Investor Destinations Moderate Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

9	Section 2: Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Managers

10	Section 3: Buying and Selling Fund Shares
Who Can Buy Shares of the Investor Destinations Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

15	Section 4: Distributions and Taxes
Dividends and Distributions
Tax Status

16	Section 5: Multi-Manager Structure

17	Section 6: Financial Highlights

19	Appendix
Additional Information About Investment Strategies and Risks
Principal Risks of the Underlying Funds and Other Investments
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION ABOUT NVIT INVESTOR DESTINATION FUNDS

This Prospectus provides information about one of the five NVIT Investor Destinations Series (the “Fund”, and collectively, the “Funds” or “Investor Destinations Funds”), offered by Nationwide Variable Insurance Trust (the “Trust”). This section summarizes key information common to all five of the Funds. The following section is the Fund Summary for the particular fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund)

The Investor Destinations Funds also include:

NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund)
NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund)
NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund)
NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund)

For information about any of these other Investor Destinations Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class II shares
•	Class VI shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different v ariable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 10.

PURPOSE OF THE NVIT INVESTOR DESTINATIONS FUNDS

The NVIT Investor Destinations Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the five Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Investor Destinations Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Investor Destinations Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher

2

potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the various asset classes in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Investor Destination Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P) 500® Index, ranging from $798 million to $452.5 billion as of March 31, 2008.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the S&P MidCap 400® Index, ranging from $26 million to $12.5 billion as of March 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $25 million to $7.3 billion as of February 29, 2008.

International Stocks – stocks of larger capitalization companies from various industries whose primary trading markets outside the United States, as represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, or mortgage-backed securities. Bonds primarily include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch). Bonds may also include the Nationwide Contract, an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

PRINCIPAL STRATEGIES

The Moderate Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Most of these Underlying Funds seek to match, prior to the deduction of operating expenses, the performance of a particular stock or bond index. Through investments in the Underlying Funds, the Moderate Fund invests a majority of its assets in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Moderate Fund allocates approximately 45% of its net assets in U.S. stocks, approximately 15% in international stocks and approximately 40% in bonds and money market instruments.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		45%

Large Cap Stocks	30%

Mid Cap Stocks	10%

Small Cap Stocks	5%

International Stocks		15%

Bonds		35%

Money Market Instruments		5%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderate Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderate Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderate Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderate Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Moderate Fund is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

•	U.S. Stocks:
The Moderate Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large (30%) to mid-cap (10%) companies.

•	International Stocks:
The Moderate Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (15%).

•	Bonds:
The Moderate Fund will invest approximately 35% of its assets in the Nationwide Contract and one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Moderate Fund because the Moderate Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderate Fund’s holdings and cash flow and periodically adjusts the Moderate Fund’s allocation mix to keep the Moderate Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderate Fund’s allocation mix without notice to investors.

4

Section 1    NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund) (cont.)

Because an investor is investing indirectly through the Moderate Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderate Fund. Although certain Moderate Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderate Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Moderate Fund

•	INVESTMENT RISK. The Moderate Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderate Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderate Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderate Fund, but there is no guarantee that its decisions will produce the intended result. The Moderate Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the Adviser may alter the asset allocation of the Moderate Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objectives. Because the Moderate Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Moderate Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk and mortgage-backed securities risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Moderate Fund invests primarily in other mutual funds. In managing the Moderate Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderate Fund. The Nationwide Contract also earns money for the Adviser’s affiliate. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderate Fund and must act in the Moderate Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Moderate Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderate Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderate Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	RISKS ASSOCIATED WITH INDEX FUNDS. Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Moderate Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less

5

Section 1    NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund) (cont.)

stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderate Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderate Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other pass-through securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderate Fund are not guaranteed.

Securities in which an Underlying Fund will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	MORTGAGE-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

6

Section 1    NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Moderate Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Moderate Fund’s annual total return over time, and shows that Fund performance can change from year to year. The table shows the Moderate Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Moderate Fund. Remember, however, that past performance is not necessarily an indication of how the Moderate Fund will perform in the future.

Annual Returns – Moderate Fund Class II

(years ended December 31)

Best Quarter:	10.7%	- 2nd qtr. of 2003
Worst Quarter:	-10.2%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Moderate Fund-Class II Shares	5.66%	10.26%	6.76%

Moderate Fund-Class VI Shares[2]	5.70%	10.32%	6.81%

S&P 500® Index[3]	5.49%	12.83%	6.14%	[5]

Moderate Fund Composite Index[4]	5.84%	9.30%	5.60%	[5]

1	The Fund began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.

2	The returns prior to the creation of Class VI shares (April 30, 2004) include the previous performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have similar expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

3	The S&P 500® Index, the Fund’s primary index, is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderate Fund Composite Index is a combination of the S&P 500® Index (60%), Lehman Brothers U.S. Aggregate Index (“LB U.S. Aggregate Index”) (25%) and the Citigroup 3 Month T-Bill Index (15%). The LB U.S. Aggregate Index is an unmanaged market value-weighted index of investment-grade, fixed rate debt issues (including government, corporate and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since November 30, 2001.

7

Section 1    NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund) (cont.)

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderate Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class II	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	1.00%

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%

Other Expenses[3]	0.17%	0.17%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES	0.55%	0.55%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[4]	0.25%	0.25%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[5]	0.80%	0.80%

1	In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be assessed for any Class VI shares redeemed/ exchanged within 60 days after the date they were acquired, except as described in “Buying and Selling Fund Shares – Short-Term Trading Fees”.

3	“Other Expenses” include administrative services fees which currently are 0.15% for both share classes, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.90% and 0.90% for Class II and Class VI shares, respectively.

4	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Moderate Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from those shown on p. 4.

5	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares of the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee generally will be assessed in addition to the Moderate Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Moderate Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations of the Underlying Funds for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II Shares	$82	$255	$444	$990

Class VI Shares	$82	$255	$444	$990

8

Section 2    Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee based on the Fund’s average daily net assets. The annual management fee paid by the Fund to NFA for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets, was 0.13%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation products.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

9

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE INVESTOR DESTINATIONS FUNDS

Shares of the Investor Destinations Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Investor Destinations Funds as underlying investment vehicles for their separate accounts. This is known as “shared funding.” Class VI shares generally are subject to a short-term trading fee as described below. Shares of the Investor Destinations Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Investor Destinations Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Investor Destinations Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Investor Destinations Funds with more aggressive strategies tend to invest more in foreign securities than do the Investor Destinations Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

10

Section 3    Buying and Selling Fund Shares (cont.)

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Investor Destinations Funds and the Underlying Funds are valued in order to determine each Investor Destinations Fund’s NAV. The Valuation Procedures provide that an Investor Destinations Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Investor Destinations Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Investor Destinations Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Investor Destinations Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Investor Destinations Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and

11

Section 3    Buying and Selling Fund Shares (cont.)

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund and Moderately Aggressive Fund, may be at greater risk for excessive trading because these Funds invest approximately 30% and 25%, respectively, of their assets in international securities, specifically the NVIT International Index Fund or Nationwide International Index Fund, each of which, in turn, invests at least 80% of its respective net assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class VI shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, the Funds have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in Class VI shares may have on the costs that affect all classes of shares and shareholders in

12

Section 3    Buying and Selling Fund Shares (cont.)

the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class VI shares for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the shares held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class VI shares held for the shortest time on behalf of the variable insurance contract owner will be treated as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class II and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing,

13

Section 3    Buying and Selling Fund Shares (cont.)

promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

17

Section 6    Investor Destinations Moderate Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Year ended December 31, 2003	$8.94	0.17	1.60	1.77	(0.17)	—	(0.17)	$10.54	20.05%	$566,916	0.56%	2.01%	(f)	(f)	9.90%
Year ended December 31, 2004 (e)	$10.54	0.21	0.78	0.99	(0.21)	(0.06)	(0.27)	$11.26	9.54%	$1,118,116	0.56%	2.19%	(f)	(f)	5.54%
Year ended December 31, 2005	$11.26	0.26	0.33	0.59	(0.26)	(0.19)	(0.45)	$11.40	5.34%	$1,596,055	0.56%	2.41%	(f)	(f)	4.20%
Year ended December 31, 2006	$11.40	0.26	1.01	1.27	(0.28)	(0.11)	(0.39)	$12.28	11.35%	$2,503,358	0.57%	2.32%	(f)	(f)	5.69%
Year ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	$12.44	5.66%	$2,982,977	0.55%	2.54%	0.55%	2.54%	75.27%

Class VI Shares
Period ended December 31, 2004 (g)	$10.54	0.19	0.72	0.91	(0.19)	(0.02)	(0.21)	$11.24	8.72%	$9,384	0.41%	3.84%	(f)	(f)	5.54%
Year ended December 31, 2005	$11.24	0.27	0.33	0.60	(0.27)	(0.19)	(0.46)	$11.38	5.50%	$15,820	0.47%	2.56%	(f)	(f)	4.20%
Year ended December 31, 2006	$11.38	0.26	1.02	1.28	(0.30)	(0.11)	(0.41)	$12.25	11.44%	$21,038	0.56%	2.30%	(f)	(f)	5.69%
Year ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	$12.40	5.70%	$23,170	0.55%	2.51%	0.55%	2.51%	75.27%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

18

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Investor Destinations Funds are designed to provide diversification across major asset classes through investments in underlying mutual funds and the Nationwide Contract (“Underlying Funds”) as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the five Investor Destinations Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Please refer to “Risks of the Underlying Investments Applicable to the Fund” for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Investor Destinations Fund. Although Class II and Class VI shares of each Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds, so there is no duplication of these fees or charges.

Following are descriptions of the Underlying Funds selected for each asset class. Each Investor Destinations Fund may invest in these Underlying Funds as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other large-cap index funds that seek to match the performance of the S&P 500® Index.

U.S. STOCKS – MID CAP

NVIT MID CAP INDEX FUND seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other mid-cap index funds that seek to match the performance of the S&P MidCap 400® Index.

U.S. STOCKS – SMALL CAP

NVIT SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

19

Appendix (cont.)

The Investor Destinations Funds may also invest in other small-cap index funds that seek to match the performance of the Russell 2000® Index.

INTERNATIONAL STOCKS

NVIT INTERNATIONAL INDEX FUND and NATIONWIDE INTERNATIONAL INDEX FUND each seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE Index.

BONDS

NVIT BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of U.S. dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or have the same characteristics of the bonds comprising the Index and in derivative instruments linked to the Index. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE NATIONWIDE CONTRACT is an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed by Nationwide. The Funds’ Adviser believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide Contract could hamper its performance. The Nationwide Contract and any payments or guarantees thereunder are also subject to credit risk associated with Nationwide.

NVIT ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

The Investor Destinations Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Investor Destinations Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

20

Appendix (cont.)

PERFORMANCE RISK. The assets of each Investor Destinations Fund are invested in Underlying Funds, including the Nationwide Contract, and money market instruments, which means that the investment performance of each Investor Destinations Fund is directly related to the investment performance of these underlying investments held by the Investor Destinations Fund. The ability of an Investor Destinations Fund to meet its investment objective depends upon the allocation of the Investor Destinations Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect an Investor Destinations Fund’s investment performance. There can be no assurance that the investment objective of any Investor Destinations Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Investor Destinations Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds, including the Nationwide Contract, represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Investor Destinations Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

0

Nationwide Variable Insurance Trust

NVIT Investor Destinations Moderately Conservative Fund

FundProspectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about NVIT Investor Destinations Funds
A Quick Note About the Fund
Purpose of the Investor Destinations Series
About Asset Classes

Section 1: Fund Summary

4	NVIT Investor Destinations Moderately Conservative Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

10	Section 2: Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Managers

11	Section 3: Buying and Selling Fund Shares
Who Can Buy Shares of the Investor Destinations Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

16	Section 4: Distributions and Taxes
Dividends and Distributions
Tax Status

17	Section 5: Multi-Manager Structure

18	Section 6: Financial Highlights

20	Appendix
Additional Information About Investment Strategies and Risks
Principal Risks of the Underlying Funds and Other Investments
Selective Disclosure of Portfolio Holdings

GENERAL INFORMATION ABOUT NVIT INVESTOR DESTINATION FUNDS

This Prospectus provides information about one of the five NVIT Investor Destinations Series (the “Fund”, and collectively, the “Funds” or “Investor Destinations Funds”), offered by Nationwide Variable Insurance Trust (the “Trust”). This section summarizes key information common to all five of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund)

The Investor Destinations Funds also include:

NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund)
NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund)
NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund)
NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund)

For information about any of these other Investor Destinations Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class II shares
•	Class VI shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE NVIT INVESTOR DESTINATIONS FUNDS

The NVIT Investor Destinations Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the five Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Investor Destinations Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Investor Destinations Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the various asset classes in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Investor Destination Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P) 500® Index, ranging from $798 million to $452.5 billion as of March 31, 2008.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the S&P MidCap 400® Index, ranging from $26 million to $12.5 billion as of March 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $25 million to $7.3 billion as of February 29, 2008.

International Stocks – stocks of larger capitalization companies from various industries whose primary trading markets outside the United States, as represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, or mortgage-backed securities. Bonds primarily include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch). Bonds may also include the Nationwide Contract, an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

Section 1    NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Investor Destinations Moderately Conservative Fund (“Moderately Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a moderately conservative level of risk.

PRINCIPAL STRATEGIES

The Moderately Conservative Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in fixed-income or equity securities, as appropriate to its respective objective and strategies. Most of these Underlying Funds seek to match, prior to the deduction of operating expenses, the performance of a particular bond or stock index. Through investments in the Underlying Funds, the Moderately Conservative Fund invests a majority of its assets in fixed income securities, such as bonds and money market instruments in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth. As of the date of this Prospectus, the Moderately Conservative Fund allocates approximately 50% of its net assets in bonds, approximately 40% in U.S. and international stocks and approximately 10% in money market instruments.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		30%

Large Cap Stocks	20%

Mid Cap Stocks	10%

Small Cap Stocks	0%

International Stocks		10%

Bonds		50%

Money Market Instruments		10%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderately Conservative Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderately Conservative Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderately Conservative Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderately Conservative Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Moderately Conservative Fund is intended for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

•	Bonds:
The Moderately Conservative Fund will invest approximately 50% of its assets in the Nationwide Contract and in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	U.S. Stocks:
The Moderately Conservative Fund will invest in one or more Underlying Funds that invest in stocks issued by large (20%) and mid-cap companies (10%).

•	International Stocks:
The Moderately Conservative Fund will invest approximately 10% of its assets in one or more Underlying Funds that invest in stocks issued by foreign companies.

•	Money Market Instruments:
The Moderately Conservative Fund will invest approximately 10% of its assets in one or more Underlying Funds that invest in money market instruments.

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in

Section 1    NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund) (cont.)

the Moderately Conservative Fund because the Moderately Conservative Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderately Conservative Fund’s holdings and cash flow and periodically adjusts the Moderately Conservative Fund’s allocation mix to keep the Moderately Conservative Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderately Conservative Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Moderately Conservative Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderately Conservative Fund. Although certain Moderately Conservative Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderately Conservative Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Moderately Conservative Fund

•	INVESTMENT RISK. The Moderately Conservative Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Conservative Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderately Conservative Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Conservative Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide income and growth of capital through a diversified portfolio of fixed income and equity securities. Furthermore, the Adviser may alter the asset allocation of the Moderately Conservative Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objectives. Because the Moderately Conservative Fund is weighted towards Underlying Funds that invest in bonds and money market instruments as well as stocks (both U.S. and international, including mid-cap stocks), the Moderately Conservative Fund is more subject to the risks associated with those investments such as interest rate risk, inflation risk, credit risk, mortgage-backed securities risk, money market risk, stock market risk, foreign risk and mid-cap risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Moderately Conservative Fund invests primarily in other mutual funds. In managing the Moderately Conservative Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderately Conservative Fund. The Nationwide Contract also earns money for the Adviser’s affiliate. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderately Conservative Fund and must act in the Moderately Conservative Fund’s best interests.

Risks of the Underlying Investments Applicable to the Funds

The Moderately Conservative Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Conservative Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderately Conservative Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	RISKS ASSOCIATED WITH INDEX FUNDS. Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result,

Section 1    NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund) (cont.)

even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderately Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Conservative Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other pass-through securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderately Conservative Fund are not guaranteed.

Securities in which an Underlying Fund will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	MORTGAGE-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Moderately Conservative Fund could lose value if the individual

Section 1    NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund) (cont.)

stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where an Underlying Fund invests in securities in emerging market countries.

•	MID-CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	MONEY MARKET RISK. The risks that apply to bonds, as described above, also apply to money market instruments, but to a lesser degree. This is because the Moderately Conservative Fund’s money market instruments are securities with shorter maturities and higher quality than those typically of bonds.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

Section 1    NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Moderately Conservative Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total return over time, and shows that Fund performance can change from year to year. The table shows the Moderately Conservative Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Moderately Conservative Fund. Remember, however, that past performance is not necessarily an indication of how the Moderately Conservative Fund will perform in the future.

Annual Returns – Moderately Conservative Fund Class II

(years ended December 31)

Best Quarter:	7.5%	- 2nd qtr. of 2003
Worst Quarter:	-5.9%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Moderately Conservative Fund-Class II Shares	5.86%	7.88%	5.84%

Moderately Conservative Fund-Class VI Shares[2]	5.82%	7.92%	5.87%

LB U.S. Aggregate Index[3]	6.96%	4.42%	5.33%	[5]

Moderately Conservative Fund Composite Index[4]	5.91%	7.48%	5.16%	[5]

1	The Fund began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.

2	The returns prior to the creation of Class VI shares (April 30, 2004) include the previous performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have similar expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

3	The Lehman Brothers (LB) U.S. Aggregate Index, the Fund’s primary index, is an unmanaged, market value-weighted index of investment grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderately Conservative Fund Composite Index is a combination of the LB U.S. Aggregate Index (35%), the Citigroup 3 Month T-Bill Index (25%) and the S&P 500® Index (40%). The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since November 30, 2001.

Section 1    NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund) (cont.)

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Conservative Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class II	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	1.00%

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%

Other Expenses[3]	0.17%	0.18%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES	0.55%	0.56%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[4]	0.26%	0.26%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[5]	0.81%	0.82%

1	In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be assessed for any Class VI shares redeemed/ exchanged within 60 days after the date they were acquired, except as described in “Buying and Selling Fund Shares – Short-Term Trading Fees”.

3	“Other Expenses” include administrative services fees which currently are 0.15% and 0.16% for Class II and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses, would be 0.91% and 0.91% for Class II and Class VI shares, respectively.

4	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Moderately Conservative Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on p. 4.

5	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares of the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee generally will be assessed in addition to the Moderately Conservative Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Moderately Conservative Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations of the Underlying Funds for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II Shares	$83	$259	$450	$1,002

Class VI Shares	$84	$262	$455	$1,014

Section 2    Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee based on the Fund’s average daily net assets. The annual management fee paid by the Fund to NFA for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets, was 0.13%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation products.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE INVESTOR DESTINATIONS FUNDS

Shares of the Investor Destinations Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Investor Destinations Funds as underlying investment vehicles for their separate accounts. This is known as “shared funding.” Class VI shares generally are subject to a short-term trading fee as described below. Shares of the Investor Destinations Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Investor Destinations Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Investor Destinations Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Investor Destinations Funds with more aggressive strategies tend to invest more in foreign securities than do the Investor Destinations Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

Section 3    Buying and Selling Fund Shares (cont.)

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Investor Destinations Funds and the Underlying Funds are valued in order to determine each Investor Destinations Fund’s NAV. The Valuation Procedures provide that an Investor Destinations Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Investor Destinations Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Investor Destinations Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Investor Destinations Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Investor Destinations Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and

Section 3    Buying and Selling Fund Shares (cont.)

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund and Moderately Aggressive Fund, may be at greater risk for excessive trading because these Funds invest approximately 30% and 25%, respectively, of their assets in international securities, specifically the NVIT International Index Fund or Nationwide International Index Fund, each of which, in turn, invests at least 80% of its respective net assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class VI shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, the Funds have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in Class VI shares may have on the costs that affect all classes of shares and shareholders in

Section 3    Buying and Selling Fund Shares (cont.)

the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class VI shares for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the shares held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class VI shares held for the shortest time on behalf of the variable insurance contract owner will be treated as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class II and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing,

Section 3    Buying and Selling Fund Shares (cont.)

promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Section 5    Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

Section 6    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

Section 6    Investor Destinations Moderately Conservative Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Year ended December 31, 2003	$9.43	0.21	1.07	1.28	(0.21)	(0.02)	(0.23)	$10.48	13.70%	$258,529	0.56%	2.32%	(f)	(f)	12.61%
Year ended December 31, 2004 (e)	$10.48	0.23	0.50	0.73	(0.23)	(0.07)	(0.30)	$10.91	7.16%	$425,066	0.56%	2.35%	(f)	(f)	7.18%
Year ended December 31, 2005	$10.91	0.28	0.20	0.48	(0.28)	(0.20)	(0.48)	$10.91	4.49%	$525,426	0.56%	2.66%	(f)	(f)	11.32%
Year ended December 31, 2006	$10.91	0.30	0.60	0.90	(0.31)	(0.15)	(0.46)	$11.35	8.42%	$633,782	0.57%	2.69%	(f)	(f)	17.68%
Year ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	$11.35	5.86%	$810,971	0.55%	3.07%	0.55%	3.07%	80.89%

Class VI Shares
Period ended December 31, 2004 (g)	$10.44	0.20	0.49	0.69	(0.20)	(0.03)	(0.23)	$10.90	6.67%	$719	0.41%	3.37%	(f)	(f)	7.18%
Year ended December 31, 2005	$10.90	0.30	0.20	0.50	(0.30)	(0.20)	(0.50)	$10.90	4.65%	$4,265	0.48%	2.65%	(f)	(f)	11.32%
Year ended December 31, 2006	$10.90	0.30	0.59	0.89	(0.32)	(0.15)	(0.47)	$11.32	8.39%	$3,632	0.57%	2.65%	(f)	(f)	17.68%
Year ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	$11.30	5.82%	$10,912	0.56%	3.34%	0.56%	3.34%	80.89%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Investor Destinations Funds are designed to provide diversification across major asset classes through investments in underlying mutual funds and the Nationwide Contract (“Underlying Funds”) as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the five Investor Destinations Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Please refer to “Risks of the Underlying Investments Applicable to the Fund” for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Investor Destinations Fund. Although Class II and Class VI shares of each Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds, so there is no duplication of these fees or charges.

Following are descriptions of the Underlying Funds selected for each asset class. Each Investor Destinations Fund may invest in these Underlying Funds as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other large-cap index funds that seek to match the performance of the S&P 500® Index.

U.S. STOCKS – MID CAP

NVIT MID CAP INDEX FUND seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other mid-cap index funds that seek to match the performance of the S&P MidCap 400® Index.

U.S. STOCKS – SMALL CAP

NVIT SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

Appendix (cont.)

The Investor Destinations Funds may also invest in other small-cap index funds that seek to match the performance of the Russell 2000® Index.

INTERNATIONAL STOCKS

NVIT INTERNATIONAL INDEX FUND and NATIONWIDE INTERNATIONAL INDEX FUND each seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE Index.

BONDS

NVIT BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of U.S. dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or have the same characteristics of the bonds comprising the Index and in derivative instruments linked to the Index. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE NATIONWIDE CONTRACT is an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed by Nationwide. The Funds’ Adviser believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide Contract could hamper its performance. The Nationwide Contract and any payments or guarantees thereunder are also subject to credit risk associated with Nationwide.

NVIT ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

The Investor Destinations Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Investor Destinations Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

Appendix (cont.)

PERFORMANCE RISK. The assets of each Investor Destinations Fund are invested in Underlying Funds, including the Nationwide Contract, and money market instruments, which means that the investment performance of each Investor Destinations Fund is directly related to the investment performance of these underlying investments held by the Investor Destinations Fund. The ability of an Investor Destinations Fund to meet its investment objective depends upon the allocation of the Investor Destinations Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect an Investor Destinations Fund’s investment performance. There can be no assurance that the investment objective of any Investor Destinations Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Investor Destinations Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds, including the Nationwide Contract, represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Investor Destinations Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

© 2008 Nationwide Funds Group. All rights reserved.

Nationwide Variable Insurance Trust

NVIT Investor Destinations Conservative Fund

FundProspectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

2	General Information about NVIT Investor Destinations Funds
A Quick Note About the Fund
Purpose of the Investor Destinations Series
About Asset Classes

Section 1: Fund Summary

4	NVIT Investor Destinations Conservative Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

9	Section 2: Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Managers

10	Section 3: Buying and Selling Fund Shares
Who Can Buy Shares of the Investor Destinations Funds
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

15	Section 4: Distributions and Taxes
Dividends and Distributions
Tax Status

16	Section 5: Multi-Manager Structure

17	Section 6: Financial Highlights

19	Appendix
Additional Information About Investment Strategies and Risks
Principal Risks of the Underlying Funds and Other Investments
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION ABOUT NVIT INVESTOR DESTINATION FUNDS

This Prospectus provides information about one of the five NVIT Investor Destinations Series (the “Fund”, and collectively, the “Funds” or “Investor Destinations Funds”), offered by Nationwide Variable Insurance Trust (the “Trust”). This section summarizes key information common to all five of the Funds. The following section is the Fund Summary for the particular Fund named on the cover page of this Prospectus. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund)

The Investor Destinations Funds also include:

NVIT Investor Destinations Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Aggressive Fund)
NVIT Investor Destinations Moderately Aggressive Fund (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund)
NVIT Investor Destinations Moderate Fund (formerly, Nationwide NVIT Investor Destinations Moderate Fund)
NVIT Investor Destinations Moderately Conservative Fund (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund)

For information about any of these other Investor Destinations Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class II shares
•	Class VI shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have d ifferent charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 10.

PURPOSE OF THE NVIT INVESTOR DESTINATIONS FUNDS

The NVIT Investor Destinations Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the five Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Investor Destinations Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Investor Destinations Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example,

2

“stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the various asset classes in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Investor Destination Fund invests, as appropriate to its specific investment objective and risk profile:

Large Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P) 500® Index, ranging from $798 million to $452.5 billion as of March 31, 2008.

Mid Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the S&P MidCap 400® Index, ranging from $26 million to $12.5 billion as of March 31, 2008.

Small Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $25 million to $7.3 billion as of February 29, 2008.

International Stocks – stocks of larger capitalization companies from various industries whose primary trading markets outside the United States, as represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”).

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, or mortgage-backed securities. Bonds primarily include investment grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating agency, such as Moody’s, Standard & Poor’s and Fitch). Bonds may also include the Nationwide Contract, an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

PRINCIPAL STRATEGIES

The Conservative Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in fixed-income or equity securities, as appropriate to its respective objective and strategies. Most of these Underlying Funds seek to match, prior to the deduction of operating expenses, the performance of a particular bond or stock index. Through investments in the Underlying Funds, the Conservative Fund invests heavily in fixed-income securities, such as bonds and money market instruments, and a relatively small portion of its assets in equity securities, such as common stocks. As of the date of this Prospectus, the Conservative Fund allocates approximately 65% of its net assets in bonds, approximately 15% in money market instruments, and approximately 20% in U.S. and international stocks.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		15%

Large Cap Stocks	10%

Mid Cap Stocks	5%

Small Cap Stocks	0%

International Stocks		5%

Bonds		65%

Money Market Instruments		15%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Conservative Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Conservative Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Conservative Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Conservative Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Conservative Fund is intended for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

•	Bonds:
The Conservative Fund will invest approximately 65% of its assets in the Nationwide Contract and in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	Money Market Instruments:
The Conservative Fund will invest approximately 15% of its assets in one or more Underlying Funds that invest in money market instruments.

•	U.S. Stocks:
The Conservative Fund will invest in one or more Underlying Funds that invest in stocks issued by large-cap companies (10%).

For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About Investment Strategies and Risks.”

While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds as you would receive by investing in the Conservative Fund because the Conservative Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Conservative Fund’s holdings and cash flow and periodically adjusts the Conservative Fund’s allocation mix to keep the Conservative Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Conservative Fund’s allocation mix without notice to investors.

Because an investor is investing indirectly through the Conservative Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of

4

Section 1    NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund) (cont.)

the Conservative Fund. Although certain Conservative Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Conservative Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS

Risks Applicable to the Conservative Fund

•	INVESTMENT RISK. The Conservative Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Conservative Fund’s investments decreases.

•	MANAGEMENT RISK. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Conservative Fund, but there is no guarantee that its decisions will produce the intended result. The Conservative Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide income but also some capital growth. Furthermore, the Adviser may alter the asset allocation of the Conservative Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objectives. Because the Conservative Fund is weighted towards Underlying Funds that invest in bonds and money market instruments, as well as some stocks, the Conservative Fund is more subject to the risks associated with those investments such as interest rate risk, inflation risk, credit risk, mortgage-backed securities risk and money market risk, as well as stock market risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Conservative Fund invests primarily in other mutual funds. In managing the Conservative Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Conservative Fund. The Nationwide Contract also earns money for the Adviser’s affiliate. It is important to note, however, that, the Adviser has a fiduciary duty to the Conservative Fund and must act in the Conservative Fund’s best interests.

Risks of the Underlying Investments Applicable to the Fund

The Conservative Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Conservative Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Conservative Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	RISKS ASSOCIATED WITH INDEX FUNDS. Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Conservative Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the

5

Section 1    NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund) (cont.)

required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other pass-through securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government.

Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Conservative Fund are not guaranteed.

Securities in which an Underlying Fund will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	MORTGAGE-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

•	MONEY MARKET RISK. The risks that apply to bonds, as described above, also apply to money market instruments, but to a lesser degree. This is because the Conservative Fund’s money market instruments are securities with shorter maturities and higher quality than those typically of bonds.

•	STOCK MARKET RISK (U.S. STOCKS). The Conservative Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

For further information about risks, see “Appendix – Additional Information About Investment Strategies and Risks.”

6

Section 1    NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Conservative Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Conservative Fund’s annual total return over time, and shows that Fund performance can change from year to year. The table shows the Conservative Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Conservative Fund. Remember, however, that past performance is not necessarily an indication of how the Conservative Fund will perform in the future.

Annual Returns – Conservative Fund Class II

(years ended December 31)

Best Quarter:	4.3%	- 2nd qtr. of 2003
Worst Quarter:	-2.0%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Conservative Fund-Class II Shares	5.38%	5.47%	4.63%

Conservative Fund-Class VI Shares[2]	5.43%	5.53%	4.67%

LB U.S. Aggregate Index[3]	6.96%	4.42%	5.33%	[5]

Conservative Fund Composite Index[4]	5.72%	5.48%	4.41%	[5]

1	The Fund began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.

2	The returns prior to the creation of Class VI shares (April 30, 2004) include the previous performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have similar expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

3	The LB U.S. Aggregate Index, the Fund’s primary index, is an unmanaged, market value-weighted index of investment grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Conservative Composite Index is a combination of the Citigroup 3 Month T-Bill Index (45%), the LB U.S. Aggregate Index (35%) and the S&P 500® Index (20%). The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since November 30, 2001.

7

Section 1    NVIT Investor Destinations Conservative Fund (formerly, Nationwide NVIT Investor Destinations Conservative Fund) (cont.)

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Conservative Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class II	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	1.00%

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%

Other Expenses[3]	0.19%	0.18%

TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES	0.57%	0.56%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[4]	0.26%	0.26%

TOTAL DIRECT AND ACQUIRED FUND ANNUAL OPERATING EXPENSES[5]	0.83%	0.82%

1	In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be assessed for any Class VI shares redeemed/ exchanged within 60 days after the date they were acquired, except as described in “Buying and Selling Fund Shares – Short-Term Trading Fees”.

3	“Other Expenses” include administrative services fees which currently are 0.16% and 0.15% for Class II and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses, would be 0.92% and 0.92% for Class II and Class VI shares, respectively.

4	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the Conservative Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from those shown on p. 4.

5	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Conservative Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares of the Conservative Fund, the example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee generally will be assessed in addition to the Conservative Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations of the Underlying Funds for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class II Shares	$85	$265	$460	$1,025

Class VI Shares	$84	$262	$455	$1,014

8

Section 2    Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

The Fund pays NFA an annual management fee based on the Fund’s average daily net assets. The annual management fee paid by the Fund to NFA for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets, was 0.13%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation products.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

9

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE INVESTOR DESTINATIONS FUNDS

Shares of the Investor Destinations Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Investor Destinations Funds as underlying investment vehicles for their separate accounts. This is known as “shared funding.” Class VI shares generally are subject to a short-term trading fee as described below. Shares of the Investor Destinations Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds” the Investor Destinations Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Investor Destinations Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Investor Destinations Funds with more aggressive strategies tend to invest more in foreign securities than do the Investor Destinations Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

10

Section 3    Buying and Selling Fund Shares (cont.)

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Investor Destinations Funds and the Underlying Funds are valued in order to determine each Investor Destinations Fund’s NAV. The Valuation Procedures provide that an Investor Destinations Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Investor Destinations Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Investor Destinations Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Investor Destinations Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Investor Destinations Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and

11

Section 3    Buying and Selling Fund Shares (cont.)

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund and Moderately Aggressive Fund, may be at greater risk for excessive trading because these Funds invest approximately 30% and 25%, respectively, of their assets in international securities, specifically the NVIT International Index Fund or Nationwide International Index Fund, each of which, in turn, invests at least 80% of its respective net assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class VI shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, the Funds have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in Class VI shares may have on the costs that affect all classes of shares and shareholders in

12

Section 3    Buying and Selling Fund Shares (cont.)

the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class VI shares for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the shares held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class VI shares held for the shortest time on behalf of the variable insurance contract owner will be treated as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class II and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing,

13

Section 3    Buying and Selling Fund Shares (cont.)

promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

16

Section 6    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

17

Section 6    Investor Destinations Conservative Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Year ended December 31, 2003	$9.83	0.24	0.53	0.77	(0.24)	(0.04)	(0.28)	$10.32	7.91%	$90,624	0.56%	2.55%	(f)	(f)	24.84%
Year ended December 31, 2004 (e)	$10.32	0.24	0.23	0.47	(0.24)	(0.10)	(0.34)	$10.45	4.65%	$256,277	0.56%	2.39%	(f)	(f)	15.34%
Year ended December 31, 2005	$10.45	0.29	0.05	0.34	(0.29)	(0.23)	(0.52)	$10.27	3.31%	$280,331	0.57%	2.79%	(f)	(f)	30.49%
Year ended December 31, 2006	$10.27	0.32	0.29	0.61	(0.32)	(0.10)	(0.42)	$10.46	6.16%	$304,610	0.57%	3.10%	(f)	(f)	45.93%
Year ended December 31, 2007	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	$10.40	5.38%	$309,289	0.57%	3.52%	0.57%	3.52%	101.35%

Class VI Shares
Period ended December 31, 2004 (g)	$10.26	0.21	0.25	0.46	(0.21)	(0.06)	(0.27)	$10.45	4.48%	$1,454	0.41%	3.00%	(f)	(f)	15.34%
Year ended December 31, 2005	$10.45	0.31	0.04	0.35	(0.31)	(0.23)	(0.54)	$10.26	3.39%	$4,645	0.47%	2.95%	(f)	(f)	30.49%
Year ended December 31, 2006	$10.26	0.31	0.29	0.60	(0.33)	(0.10)	(0.43)	$10.43	6.13%	$5,942	0.57%	3.13%	(f)	(f)	45.93%
Year ended December 31, 2007	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	$10.36	5.43%	$5,409	0.56%	3.58%	0.56%	3.58%	101.35%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(f)	There were no fee reductions during the period.
(g)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

18

Appendix

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The NVIT Investor Destinations Funds are designed to provide diversification across major asset classes through investments in underlying mutual funds and the Nationwide Contract (“Underlying Funds”) as described in the Fund Summaries.

The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the five Investor Destinations Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Please refer to “Risks of the Underlying Investments Applicable to the Fund” for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.

Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Investor Destinations Fund. Although Class II and Class VI shares of each Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds, so there is no duplication of these fees or charges.

Following are descriptions of the Underlying Funds selected for each asset class. Each Investor Destinations Fund may invest in these Underlying Funds as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS – LARGE CAP

NVIT S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other large-cap index funds that seek to match the performance of the S&P 500® Index.

U.S. STOCKS – MID CAP

NVIT MID CAP INDEX FUND seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other mid-cap index funds that seek to match the performance of the S&P MidCap 400® Index.

U.S. STOCKS – SMALL CAP

NVIT SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

19

Appendix (cont.)

The Investor Destinations Funds may also invest in other small-cap index funds that seek to match the performance of the Russell 2000® Index.

INTERNATIONAL STOCKS

NVIT INTERNATIONAL INDEX FUND and NATIONWIDE INTERNATIONAL INDEX FUND each seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE Index.

BONDS

NVIT BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of U.S. dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or have the same characteristics of the bonds comprising the Index and in derivative instruments linked to the Index. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE NATIONWIDE CONTRACT is an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed by Nationwide. The Funds’ Adviser believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide Contract could hamper its performance. The Nationwide Contract and any payments or guarantees thereunder are also subject to credit risk associated with Nationwide.

NVIT ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

The Investor Destinations Funds may also invest in other bond funds.

MONEY MARKET INSTRUMENTS

NVIT MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Investor Destinations Funds may also invest in other money market funds.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

20

Appendix (cont.)

PERFORMANCE RISK. The assets of each Investor Destinations Fund are invested in Underlying Funds, including the Nationwide Contract, and money market instruments, which means that the investment performance of each Investor Destinations Fund is directly related to the investment performance of these underlying investments held by the Investor Destinations Fund. The ability of an Investor Destinations Fund to meet its investment objective depends upon the allocation of the Investor Destinations Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect an Investor Destinations Fund’s investment performance. There can be no assurance that the investment objective of any Investor Destinations Fund or any Underlying Fund will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Investor Destinations Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds, including the Nationwide Contract, represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

TEMPORARY INVESTMENTS. Generally each of the Investor Destinations Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

21

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

Nationwide and the Nationwide framemark are federally registered service marks of Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

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